UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John H. Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Jamestown Equity Fund

(JAMEX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$104	0.95%

How did the Fund perform during the reporting period?

   For the twelve-month period ending March 31, 2026, The Jamestown Equity Fund returned 19.91% compared to 17.80% for the S&P 500® Index. Sector allocation and stock selection were both positive contributors to relative performance for the fiscal year. The primary drivers of favorable sector selection were being overweight in the Energy sector and underweight in the Health Care and Consumer Staples sectors, partially offset by being modestly underweight in the Consumer Discretionary and Technology sectors.

   For the twelve months ended March 31, 2026, equity markets delivered strong performances as the economy and corporate earnings bolstered equity returns. The Federal Reserve resumed its interest rate cut cycle with three quarter point decreases during the fiscal year. The yield curve steepened, and 10-year Treasuries traded in a tight range between 4.0 and 4.5%.

   The first quarter of the Fund’s fiscal year got off to a difficult start as stocks and bonds sold off swiftly after “Liberation Day” in early April of 2025. However, markets rebounded quickly as the Administration reversed some of the most onerous proposed tariffs. The economy experienced a 2.1% increase in real GDP during calendar 2025. Corporate earnings outpaced economic growth with a 12.8% rate for the calendar year for S&P 500® companies, boosted by extremely strong technology spending on artificial intelligence and the related build-out of data centers. For the fiscal year ending March 31, 2026, the Energy sector was the best performing sector in the market due to its robust performance in the last quarter of the fiscal year as the war in Iran drove a significant increase in oil prices. Outside of Energy, growth-oriented sectors, including Technology and Communications, delivered strong performance. Stocks in the Financials sector and the more defensive Health Care, Consumer Staples, and Real Estate sectors delivered modestly positive returns for the fiscal year but were laggards.

   At the end of March 2026, 97.35% of the Fund was invested in a diversified portfolio of equities, while the Fund had 2.65% in cash. The Jamestown Equity  Fund remains well diversified across sector allocations, with slightly overweights in the Energy and Communications sectors and underweights in the Consumer Staples, Health Care, and Materials sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026
Jamestown Equity Fund (The) - $36,314
S&P 500® Index - $37,594

Table Summary
	Jamestown Equity Fund (The)	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,214	$11,717
Mar-2018	$12,711	$13,357
Mar-2019	$13,525	$14,625
Mar-2020	$12,691	$13,605
Mar-2021	$20,335	$21,271
Mar-2022	$22,960	$24,599
Mar-2023	$21,607	$22,698
Mar-2024	$28,193	$29,480
Mar-2025	$30,284	$31,913
Mar-2026	$36,314	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	19.91%	12.30%	13.76%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1126.

Fund Statistics

  Net Assets$62,756,704
  Number of Portfolio Holdings48
  Advisory Fee $407,141
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	12.1%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.4%
Communications
12.5%
Exchange-Traded Funds
12.1%
Financials
11.4%
Consumer Discretionary
7.9%
Industrials
7.9%
Energy
7.0%
Health Care
5.5%
Consumer Staples
3.1%
Money Market Funds
2.7%
Utilities
2.3%
Real Estate
1.3%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.3%
Utilities	2.3%
Money Market Funds	2.7%
Consumer Staples	3.1%
Health Care	5.5%
Energy	7.0%
Industrials	7.9%
Consumer Discretionary	7.9%
Financials	11.4%
Exchange-Traded Funds	12.1%
Communications	12.5%
Technology	26.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class C	7.0%
NVIDIA Corporation	6.2%
Microsoft Corporation	5.0%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. - Class A	3.8%
Vanguard Information Technology ETF	3.7%
JPMorgan Chase & Company	3.3%
Broadcom, Inc.	3.2%
State Street Health Care Select Sector SPDR ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

The Jamestown Equity Fund (JAMEX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/jamestown/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-JAMEX

The Government Street Equity Fund

(GVEQX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$94	0.85%

How did the Fund perform during the reporting period?

     The Fund enjoyed a significantly better performance than the stock market, as measured by the S&P 500® Index, turning in 22.14% versus 17.80% respectfully, for the fiscal year ended March 31, 2026. The Fund’s Industrials sector led all others during the year with a positive 53.1% return. The Technology sector followed closely with a 42.6% contribution. Value type securities, while having mostly positive returns, continued to trail growth type sectors significantly. During the period S&P 500® Index growth stocks achieved a positive 24.3% versus the value category 13.0%

     The year, in general, continued to embrace Artificial Intelligence and almost any company connected to the theme. The stock pricing environment took on a higher level of volatility as a result of significant investment shifts across the various representative companies.

     The Fund continued to be represented by all eleven sectors of the S&P 500® Index. A new investment in precious metals, represented by gold and silver Exchange-Traded Funds, was introduced in November of 2025. On a combined basis at fiscal year-end, they represented 4.6% of the total fund. Additional investments are anticipated as Central Banks continue to purchase for their reserves, anticipated dollar value declines exist and continued global deficit spending increases.

     Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the fiscal year April 1, 2025 through March 31, 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026
Government Street Equity Fund (The) - $38,374
S&P 500® Index - $37,594

Table Summary
	Government Street Equity Fund (The)	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,232	$11,717
Mar-2018	$12,926	$13,357
Mar-2019	$13,657	$14,625
Mar-2020	$13,378	$13,605
Mar-2021	$20,797	$21,271
Mar-2022	$24,439	$24,599
Mar-2023	$22,317	$22,698
Mar-2024	$28,843	$29,480
Mar-2025	$31,417	$31,913
Mar-2026	$38,374	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	22.14%	13.03%	14.39%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1125.

Fund Statistics

  Net Assets$100,967,079
  Number of Portfolio Holdings80
  Advisory Fee $609,142
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed-End Funds	4.5%
Common Stocks	88.9%
Exchange-Traded Funds	4.5%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 26.6%
Industrials 15.5%
Financials 12.1%
Communications 7.9%
Consumer Discretionary 6.6%
Health Care 6.3%
Exchange-Traded Funds 4.6%
Commodity 4.5%
Consumer Staples 4.3%
Energy 4.0%
Materials 2.8%
Money Market Funds 2.1%
Utilities 1.6%
Real Estate 1.2%
Liabilities in Excess of Other Assets -0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.2%
Utilities	1.6%
Money Market Funds	2.1%
Materials	2.8%
Energy	4.0%
Consumer Staples	4.3%
Commodity	4.5%
Exchange-Traded Funds	4.6%
Health Care	6.3%
Consumer Discretionary	6.6%
Communications	7.9%
Financials	12.1%
Industrials	15.5%
Technology	26.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	14.7%
Alphabet, Inc. - Classes A & C	5.0%
JPMorgan Chase & Company	4.7%
Walmart, Inc.	3.4%
Sprott Physical Gold Trust	2.7%
RTX Corporation	2.7%
Microsoft Corporation	2.6%
AbbVie, Inc.	2.5%
Amazon.com, Inc.	2.5%
Quanta Services, Inc.	2.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

The Government Street Equity Fund (GVEQX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-GVEQX

The Government Street Opportunities Fund

(GVMCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$112	1.03%

How did the Fund perform during the reporting period?

        The Government Street Opportunities Fund tends to have securities that align more with the definition of mid capitalization companies in the overall securities universe. For the second year in a row this category of companies has slightly underperformed larger capitalization indices. For the 12 months under review, your Fund turned in 17.37% compared to the larger S&P 500® Index return of 17.80%, Russell 3000® Index return of 18.09%, and S&P MidCap 400® Index return of 17.35%.

     The Fund is diversified among ten of the eleven sectors of the S&P 500® Index. For the fiscal year, the Technology sector led with a positive return of 63.4%. In second place, the Utilities sector turned in 47.5%. Artificial Intelligence (AI) related securities provided the primary catalyst for the excellent sector performance. Utilities securities were in high demand as their required support for data center energy, needed for AI support, was recognized.

     A new investment in precious metals, represented by gold and silver Exchange-Traded Funds, was introduced in November 2025. The alternative type of investment has historically provided additional diversification to mitigate high levels of volatility in general market activity. It is expected this additional diversification will mitigate portfolio volatility and result in higher compounded returns over time.

     Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the fiscal year April 1, 2025 through March 31, 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026
Government Street Opportunities Fund (The) - $32,873
Russell 3000® Index - $36,157
S&P MidCap 400® Index - $27,346

Table Summary
	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,644	$11,807	$12,092
Mar-2018	$13,351	$13,438	$13,419
Mar-2019	$13,913	$14,616	$13,767
Mar-2020	$12,775	$13,282	$10,668
Mar-2021	$20,057	$21,587	$19,571
Mar-2022	$23,089	$24,161	$20,469
Mar-2023	$21,955	$22,088	$19,420
Mar-2024	$27,784	$28,558	$23,951
Mar-2025	$28,007	$30,620	$23,303
Mar-2026	$32,873	$36,157	$27,346

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	17.37%	10.39%	12.64%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P MidCap 400® Index	17.35%	6.92%	10.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 738-1125.

Fund Statistics

  Net Assets$83,731,987
  Number of Portfolio Holdings88
  Advisory Fee $605,250
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed-End Funds	4.4%
Common Stocks	80.1%
Exchange-Traded Funds	10.2%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.8%
Industrials
19.8%
Financials
15.0%
Exchange-Traded Funds
10.2%
Health Care
6.1%
Materials
6.0%
Money Market Funds
5.3%
Commodity
4.4%
Consumer Discretionary
3.7%
Energy
3.6%
Real Estate
2.4%
Consumer Staples
1.8%
Utilities
0.9%

Table Summary
Value	Value
Utilities	0.9%
Consumer Staples	1.8%
Real Estate	2.4%
Energy	3.6%
Consumer Discretionary	3.7%
Commodity	4.4%
Money Market Funds	5.3%
Materials	6.0%
Health Care	6.1%
Exchange-Traded Funds	10.2%
Financials	15.0%
Industrials	19.8%
Technology	20.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	9.9%
iShares Core S&P Mid-Cap ETF	4.0%
State Street SPDR S&P MidCap 400® ETF Trust	3.8%
Lam Research Corporation	3.0%
Sprott Physical Gold Trust	2.8%
Argan, Inc.	2.4%
Nasdaq, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Woodward, Inc.	2.1%
CME Group, Inc.	2.1%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

The Government Street Opportunities Fund (GVMCX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-GVMCX

Davenport Core Leaders Fund

(DAVPX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$88	0.85%

How did the Fund perform during the reporting period?

     The Davenport Core Leaders Fund (DAVPX) gained 7.61% in the twelve-month period ended March 31, 2026, lagging the S&P 500® Index, which gained 17.80% for the period. Market conditions during the period were unsettled, as a late rotation away from technology and software stocks gave way to a sharp rally in the energy sector amid intensifying Middle East tensions.

     The best performing stock for the fiscal year was Quanta Services, Inc. (PWR), which benefited from positive impacts from energy-aligned businesses. Other notable contributors included Analog Devices, Inc. (ADI) and Rockwell Automation, Inc. (ROK).

     UnitedHealth Group, Inc. (UNH) was the Fund’s largest performance detractor in the fiscal year as the company’s earnings and guidance fell short of expectations. The stock experienced further pressure amidst leadership changes and reports of a new investigation by the Department of Justice. Other notable detractors included Adobe, Inc. (ADBE) and ServiceNow, Inc. (NOW).

     The period was marked by heightened volatility and rapid shifts in market leadership, creating a particularly challenging investment backdrop. Despite these challenges, we remain focused on the long term – aligning ourselves with high quality businesses that have durable competitive advantages, strong returns on capital and management teams committed to disciplined, long term capital allocation. Although this approach may lag during periods of abrupt leadership rotation, we believe it positions the Fund to compound intrinsic value more reliably over full market cycles.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Core Leaders Fund - $29,517
Bloomberg US 500 Index - $37,968
S&P 500® Index - $37,594
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Core Leaders Fund	Bloomberg US 500 Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,656	$11,745	$11,717
Mar-2018	$12,983	$13,411	$13,357
Mar-2019	$14,048	$14,696	$14,625
Mar-2020	$13,014	$13,773	$13,605
Mar-2021	$19,286	$21,829	$21,271
Mar-2022	$21,387	$24,917	$24,599
Mar-2023	$18,956	$22,792	$22,698
Mar-2024	$25,924	$29,758	$29,480
Mar-2025	$27,429	$32,218	$31,913
Mar-2026	$29,517	$37,968	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	7.61%	8.88%	11.43%
Bloomberg US 500 Index	17.84%	11.71%	14.27%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$1,157,530,138
  Number of Portfolio Holdings40
  Advisory Fee $8,988,261
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.8%
Financials
13.0%
Industrials
11.9%
Health Care
10.7%
Consumer Discretionary
9.1%
Communications
8.9%
Money Market Funds
4.8%
Materials
4.7%
Energy
2.5%
Consumer Staples
2.0%
Utilities
1.7%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.7%
Consumer Staples	2.0%
Energy	2.5%
Materials	4.7%
Money Market Funds	4.8%
Communications	8.9%
Consumer Discretionary	9.1%
Health Care	10.7%
Industrials	11.9%
Financials	13.0%
Technology	30.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	5.4%
NVIDIA Corporation	5.4%
Microsoft Corporation	4.6%
Brookfield Corporation	4.5%
Apple, Inc.	4.2%
Rockwell Automation, Inc.	3.1%
UnitedHealth Group, Inc.	3.1%
Alphabet, Inc. - Class A	2.9%
Analog Devices, Inc.	2.7%
TJX Companies, Inc. (The)	2.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Core Leaders Fund (DAVPX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DAVPX

Davenport Value & Income Fund

(DVIPX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$91	0.86%

How did the Fund perform during the reporting period?

     The Davenport Value & Income Fund (DVIPX) generated a 11.57% total return in the twelve-month period ended March 31, 2026, lagging the S&P 500® Index and Russell 1000 Value® Index, which gained 17.80% and 15.87% respectively for the period. Value and defensive corners of the market performed relatively well in the period, distinguishing themselves from most of the major stock market indices, which declined.

     The best performing stock for the fiscal year was Oracle Corporation (ORCL), which displayed excellent fundamental performance that resulted in a steadily higher valuation multiple. New management, as well as ongoing capital needs to fund the company’s growth, are among the items we are monitoring. Other notable contributors included L3Harris Technologies, Inc. (LHX), and Johnson Controls International plc (JCI).

     American Tower Corporation (AMT) was the Fund’s largest performance detractor in the fiscal year. Other notable detractors included Elevance Health, Inc. (ELV), and Watsco, Inc. (WSO).

     Fourteen of our investments increased their dividend in the fiscal fourth quarter. Among those deserving special mention are NextEra Energy, Inc. (NEE, 30th consecutive year of increases), Enbridge, Inc. (ENB, coincidentally, also 30 years in a row), along with Chevron Corporation (CVX, 39 years in a row). Amid some hand-wringing about sticky inflation, the average Value & Income holding has increased its dividend 6% year-over-year, a level that well exceeds the headline rate of inflation. Although stocks got off to a choppy start in the fiscal fourth quarter, we are taking advantage of short-term market inefficiencies and exercising long-term patience, which is a combination we embrace.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Value & Income Fund - $22,447
Bloomberg US 1000 Value Index - $29,580
Russell 1000® Value Index - $27,337
S&P 500® Index - $37,594
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Value & Income Fund	Bloomberg US 1000 Value Index	Russell 1000® Value Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$11,360	$11,944	$11,922	$11,717
Mar-2018	$12,572	$13,000	$12,751	$13,357
Mar-2019	$12,944	$13,496	$13,474	$14,625
Mar-2020	$10,748	$11,036	$11,161	$13,605
Mar-2021	$16,073	$17,502	$17,421	$21,271
Mar-2022	$18,362	$20,118	$19,454	$24,599
Mar-2023	$16,193	$19,143	$18,303	$22,698
Mar-2024	$18,587	$23,095	$22,013	$29,480
Mar-2025	$20,120	$24,917	$23,593	$31,913
Mar-2026	$22,447	$29,580	$27,337	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Value & Income Fund	11.57%	6.91%	8.42%
Bloomberg US 1000 Value Index	18.71%	11.07%	11.45%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$1,010,396,324
  Number of Portfolio Holdings44
  Advisory Fee $7,272,731
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.2%
Industrials
16.7%
Health Care
13.9%
Energy
10.0%
Real Estate
6.7%
Consumer Staples
6.1%
Technology
5.1%
Consumer Discretionary
5.0%
Money Market Funds
5.0%
Utilities
4.0%
Materials
3.5%
Communications
2.9%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.9%
Materials	3.5%
Utilities	4.0%
Money Market Funds	5.0%
Consumer Discretionary	5.0%
Technology	5.1%
Consumer Staples	6.1%
Real Estate	6.7%
Energy	10.0%
Health Care	13.9%
Industrials	16.7%
Financials	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextEra Energy, Inc.	4.0%
Johnson & Johnson	3.5%
Chevron Corporation	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.1%
American Tower Corporation	3.1%
Berkshire Hathaway, Inc. - Class B	3.0%
TE Connectivity plc	3.0%
Comcast Corporation - Class A	2.9%
Watsco, Inc.	2.8%
L3Harris Technologies, Inc.	2.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Value & Income Fund (DVIPX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DVIPX

Davenport Equity Opportunities Fund

(DEOPX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$86	0.87%

How did the Fund perform during the reporting period?

     The Davenport Equity Opportunities Fund (DEOPX) declined 2.58% during the twelve-month period ending March 31, 2026, lagging the S&P 500® Index return of 17.80% for the period. Despite behaving resiliently through much of the period, our lack of exposure to the Energy sector combined with overweights in Consumer Discretionary, Consumer Staples, Financials and Industrials weighed on relative performance as oil spiked and economically sensitive names swooned alongside the war in Iran.

     The best performing stock in the Fund for the fiscal year was Clean Harbors, Inc. (CLH) as the stock spiked to new highs following impressive earnings. Other notable contributors included Casey’s General Stores, Inc. (CASY) and Generac Holdings, Inc. (GNRC).

     Kinsale Capital Group, Inc. (KNSL) was the Fund’s largest performance detractor in the fiscal year as KNSL experienced concerns around a softening in the commercial property market. Other notable detractors included CarMax, Inc. (KMX) and DraftKings, Inc. - Class A (DKNG).

     To close, we remain attracted to the collection of high quality, durable growth businesses that anchor this strategy. We look forward to compounding alongside them for years to come. Thank you for your trust and partnership.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Equity Opportunities Fund - $24,637
Bloomberg US Mid Cap Total Return Index - $29,261
Russell Midcap® Index - $28,156
S&P 500® Index - $37,594
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Equity Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Russell Midcap® Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$10,757	$11,887	$11,703	$11,717
Mar-2018	$12,208	$13,376	$13,130	$13,357
Mar-2019	$13,553	$14,162	$13,980	$14,625
Mar-2020	$12,316	$11,698	$11,421	$13,605
Mar-2021	$20,470	$20,464	$19,831	$21,271
Mar-2022	$21,879	$22,352	$21,203	$24,599
Mar-2023	$19,855	$20,316	$19,341	$22,698
Mar-2024	$26,607	$24,787	$23,663	$29,480
Mar-2025	$25,289	$25,210	$24,277	$31,913
Mar-2026	$24,637	$29,261	$28,156	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-2.58%	3.78%	9.44%
Bloomberg US Mid Cap Total Return Index	16.07%	7.41%	11.33%
Russell Midcap® Index	15.98%	7.26%	10.91%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$754,534,063
  Number of Portfolio Holdings32
  Advisory Fee $6,434,889
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.8%
Money Market Funds	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
20.8%
Financials
19.2%
Consumer Discretionary
18.6%
Health Care
17.0%
Materials
7.3%
Money Market Funds
5.3%
Real Estate
4.8%
Technology
3.0%
Communications
2.8%
Consumer Staples
1.8%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Consumer Staples	1.8%
Communications	2.8%
Technology	3.0%
Real Estate	4.8%
Money Market Funds	5.3%
Materials	7.3%
Health Care	17.0%
Consumer Discretionary	18.6%
Financials	19.2%
Industrials	20.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Live Nation Entertainment, Inc.	5.7%
Clean Harbors, Inc.	5.6%
Kinsale Capital Group, Inc.	5.5%
Martin Marietta Materials, Inc.	4.3%
Align Technology, Inc.	4.2%
Fairfax Financial Holdings Ltd.	4.0%
Carrier Global Corporation	3.8%
Markel Group, Inc.	3.7%
Brookfield Corporation	3.5%
O'Reilly Automotive, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Equity Opportunities Fund (DEOPX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DEOPX

Davenport Small Cap Focus Fund

(DSCPX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$89	0.88%

How did the Fund perform during the reporting period?

     The Davenport Small Cap Focus Fund (DSCPX) gained 1.33% in the twelve-month period ended March 31, 2026, lagging the S&P 500® Index, which gained 17.80% for the period. We experienced a material shift as more speculative pockets cooled and improving economic sentiment gave way to a rally in traditional businesses with more cyclical profiles.

     The best performing stock for the fiscal year was Generac Holdings, Inc. (GNRC), which we elected to trim into strength after seeing explosive gains, but maintained exposure given constructive long-term outlooks. Other notable contributors included California Resources Corporation (CRC) and Cognex Corporation (CGNX).

     Kinsale Capital Group, Inc. (KNSL) was the Fund’s largest performance detractor in the fiscal year that we added to on weakness. The stock was an example of a quality growth story facing near-term headwinds we believed to be overstated in its share price. Other notable detractors included Enovis Corporation (ENOV) and Cable One, Inc. (CABO).

     In sum, we caught a glimpse into what a different backdrop might look like for the Fund, and remain constructive on our positioning. With incremental funds, we have elected to lean into high quality situations, with real asset values and business models that are difficult or near impossible to disrupt.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Small Cap Focus Fund - $26,356
Bloomberg US 2000 Index - $26,561
Russell 2000® Index - $25,659
S&P 500® Index - $37,594
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Small Cap Focus Fund	Bloomberg US 2000 Index	Russell 2000® Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$12,987	$12,571	$12,622	$11,717
Mar-2018	$14,322	$13,873	$14,110	$13,357
Mar-2019	$14,881	$14,279	$14,399	$14,625
Mar-2020	$12,786	$10,409	$10,945	$13,605
Mar-2021	$23,633	$21,548	$21,326	$21,271
Mar-2022	$25,253	$20,984	$20,092	$24,599
Mar-2023	$24,353	$18,476	$17,760	$22,698
Mar-2024	$30,342	$21,812	$21,260	$29,480
Mar-2025	$26,011	$21,143	$20,409	$31,913
Mar-2026	$26,356	$26,561	$25,659	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	1.33%	2.20%	10.18%
Bloomberg US 2000 Index	25.63%	4.27%	10.26%
Russell 2000® Index	25.72%	3.77%	9.88%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$595,208,820
  Number of Portfolio Holdings29
  Advisory Fee $5,867,700
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
22.6%
Financials
17.8%
Consumer Discretionary
16.8%
Real Estate
8.5%
Health Care
8.1%
Communications
7.0%
Money Market Funds
5.4%
Materials
5.2%
Energy
4.1%
Consumer Staples
3.0%
Technology
1.3%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	1.3%
Consumer Staples	3.0%
Energy	4.1%
Materials	5.2%
Money Market Funds	5.4%
Communications	7.0%
Health Care	8.1%
Real Estate	8.5%
Consumer Discretionary	16.8%
Financials	17.8%
Industrials	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Monarch Casino & Resort, Inc.	8.2%
Kinsale Capital Group, Inc.	6.5%
Caesars Entertainment, Inc.	5.1%
Americold Realty Trust, Inc.	4.8%
Kirby Corporation	4.4%
HealthEquity, Inc.	4.3%
Stewart Information Services Corporation	4.0%
Hexcel Corporation	3.8%
Enovis Corporation	3.8%
Rayonier, Inc.	3.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Small Cap Focus Fund (DSCPX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DSCPX

Davenport Balanced Income Fund

(DBALX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$96	0.92%

How did the Fund perform during the reporting period?

     The Davenport Balanced Income Fund (DBALX) generated a 8.37% total return in the 12-month period ended March 31, 2026, compared to the 17.80% return of the S&P 500® Index, and slightly lagging the 60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index’s 11.25% return over the same time frame. Value and defensive corners of the market performed relatively well, distinguishing themselves from most of the major stock market indices, which declined.

     Among the equity portion of the Fund, the best performing stock for the fiscal year was Oracle Corporation (ORCL), which displayed excellent fundamental performance that resulted in a steadily higher valuation multiple. Other notable contributors included L3Harris Technologies, Inc. (LHX), and Johnson Controls International plc (JCI). Detractors included American Tower Corporation (AMT), Elevance Health, Inc. (ELV), and Watsco, Inc. (WSO).

     The fixed income portion of DBALX benefited from attractive interest rates. Top contributors for the period included Occidental Petroleum Corporation 5.550% 10/01/34, Bristol-Myers Squibb Company 5.900% 11/15/33, and BP Capital Markets 4.812% 02/13/33. Top detractors included Lowes 4.940% 04/01/36, Walt Disney Company (The) 4.625%, and Abbott Laboratories 4.650% 03/15/36.

     Portfolio activity during the period focused on opportunistic additions in high-quality issuers, helping to offset maturing and called positions while actively managing reinvestment risk. We continue to emphasize flexibility, particularly as we anticipate a more active new issue calendar in the months ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Balanced Income Fund - $17,642
60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index - $21,411
60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index - $20,361
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,236
Bloomberg US 1000 Value Index - $29,580
Russell 1000® Value Index - $27,337
S&P 500® Index - $37,594
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Balanced Income Fund	60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg US 1000 Value Index	Russell 1000® Value Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Mar-2017	$10,859	$11,156	$11,143	$10,042	$11,944	$11,922	$11,717
Mar-2018	$11,382	$11,767	$11,628	$10,078	$13,000	$12,751	$13,357
Mar-2019	$11,763	$12,273	$12,256	$10,505	$13,496	$13,474	$14,625
Mar-2020	$10,518	$11,272	$11,330	$11,228	$11,036	$11,161	$13,605
Mar-2021	$14,004	$15,057	$14,984	$11,453	$17,502	$17,421	$21,271
Mar-2022	$15,054	$16,123	$15,771	$10,984	$20,118	$19,454	$24,599
Mar-2023	$13,823	$15,614	$15,158	$10,801	$19,143	$18,303	$22,698
Mar-2024	$15,251	$17,698	$17,148	$11,092	$23,095	$22,013	$29,480
Mar-2025	$16,279	$18,963	$18,302	$11,719	$24,917	$23,593	$31,913
Mar-2026	$17,642	$21,411	$20,361	$12,236	$29,580	$27,337	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Davenport Balanced Income Fund	8.37%	4.73%	5.84%
60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	12.91%	7.30%	7.91%
60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index	11.25%	6.32%	7.37%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.41%	1.33%	2.04%
Bloomberg US 1000 Value Index	18.71%	11.07%	11.45%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$279,922,882
  Number of Portfolio Holdings82
  Advisory Fee $1,990,013
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.2%
Corporate Bonds	26.2%
Money Market Funds	6.0%
Municipal Bonds	0.9%
U.S. Government & Agency Obligations	8.1%
U.S. Treasury Obligations	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 18.1%
Health Care 13.3%
Energy 11.5%
Industrials 9.7%
U.S. Government & Agency Obligations 8.1%
Consumer Staples 6.3%
Money Market Funds 6.0%
Technology 4.6%
Real Estate 4.5%
Communications 4.4%
Materials 4.1%
Utilities 3.8%
Consumer Discretionary 2.7%
U.S. Treasury Obligations 1.6%
Municipal Bonds 0.9%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Municipal Bonds	0.9%
U.S. Treasury Obligations	1.6%
Consumer Discretionary	2.7%
Utilities	3.8%
Materials	4.1%
Communications	4.4%
Real Estate	4.5%
Technology	4.6%
Money Market Funds	6.0%
Consumer Staples	6.3%
U.S. Government & Agency Obligations	8.1%
Industrials	9.7%
Energy	11.5%
Health Care	13.3%
Financials	18.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextEra Energy, Inc.	2.1%
Johnson & Johnson	1.9%
Meta Platforms, Inc., 4.950%, due 05/15/33	1.8%
Federal Farm Credit Bank, 5.330%, due 10/17/39	1.8%
Federal Farm Credit Bank, 5.000%, due 10/29/35	1.8%
Federal Farm Credit Bank, 5.030%, due 10/15/35	1.8%
Federal Farm Credit Bank, 4.940%, due 03/24/34	1.7%
Abbott Laboratories, 4.650%, due 03/15/36	1.7%
Chevron Corporation	1.7%
Anheuser-Busch InBev S.A./N.V. - ADR	1.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Balanced Income Fund (DBALX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DBALX

Davenport Insider Buying Fund

(DBUYX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$108	1.01%

How did the Fund perform during the reporting period?

     The Davenport Insider Buying Fund (DBUYX) gained 13.90% in the twelve-month period ended March 31, 2026, lagging the S&P 500® Index, which gained 17.80% for the period. The market’s proverbial “wall of worry” included a few additional partitions, including war in the Middle East, a back-up in bond yields, and increased concern about the ramifications of artificial intelligence.

     The best performing stock for the fiscal year was Keysight Technologies, Inc. (KEYS), which posted a sizable beat-and-raise quarter, with several of its heretofore moribund markets beginning to show signs of improvement. Other notable contributors included Darling Ingredients, Inc. (DAR) and Applied Materials, Inc. (AMAT).

     Zebra Technologies Corporation - Class A (ZBRA) was the Fund’s largest performance detractor in the fiscal year that we were encouraged by an insider purchase by a Board member following the decline and continued to believe the stock was undervalued. Other notable detractors included Zimmer Biomet Holdings, Inc. (ZBH) and Mid-America Apartment Communities, Inc. (MAA).

     As always, insider buying guides the opportunity set for us – when there’s more insider buying in any particular corner of the market (value/growth, small/large, various sectors/industries), we will explore those opportunities and act accordingly.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Insider Buying Fund - $11,839
Bloomberg US 500 Index - $14,733
Russell 1000® Value Index - $14,284
S&P 500® Index - $14,739
$15,000
$10,000
Nov-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Davenport Insider Buying Fund	Bloomberg US 500 Index	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000	$10,000
Mar-2024	$11,331	$11,547	$11,502	$11,558
Mar-2025	$10,394	$12,502	$12,328	$12,512
Mar-2026	$11,839	$14,733	$14,284	$14,739

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	13.90%	7.50%
Bloomberg US 500 Index	17.84%	18.06%
Russell 1000® Value Index	15.87%	16.50%
S&P 500® Index	17.80%	18.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 281-3217.

Fund Statistics

  Net Assets$88,406,117
  Number of Portfolio Holdings39
  Advisory Fee $670,596
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
24.3%
Technology
23.4%
Health Care
13.3%
Materials
9.1%
Consumer Discretionary
8.7%
Financials
6.9%
Money Market Funds
4.9%
Utilities
3.4%
Consumer Staples
3.4%
Energy
2.5%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	2.5%
Consumer Staples	3.4%
Utilities	3.4%
Money Market Funds	4.9%
Financials	6.9%
Consumer Discretionary	8.7%
Materials	9.1%
Health Care	13.3%
Technology	23.4%
Industrials	24.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Keysight Technologies, Inc.	3.5%
Aon plc - Class A	3.5%
Charles Schwab Corporation (The)	3.4%
International Flavors & Fragrances, Inc.	3.4%
NextEra Energy, Inc.	3.4%
Clean Harbors, Inc.	3.4%
Marvell Technology, Inc.	3.4%
Darling Ingredients, Inc.	3.4%
Martin Marietta Materials, Inc.	3.3%
Eaton Corporation plc	3.2%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Davenport Insider Buying Fund (DBUYX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DBUYX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has two audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Dr. Robert S. Harris and Elizabeth W. Robertson. Dr. Harris and Ms. Robertson are “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $137,000 and $133,100 with respect to the registrant’s fiscal years ended March 31, 2026 and 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $29,250 and $29,250 with respect to the registrant’s fiscal years ended March 31, 2026 and 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established, with respect to each fiscal year of the registrant, the following maximum fee levels for services covered under the pre-approval policies and procedures:

●	Services, relating to a new series or class of a series, associated with SEC registration statements, periodic reports and other documents filed by the registrant with the SEC or other documents issued by the registrant in connection with securities offerings and assistance in responding to SEC comment letters—$5,000

●	Consultations with management of the registrant, not in connection with an audit, as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB or other regulatory or standard setting bodies—$5,000

●	All tax services provided to the registrant in the aggregate—$5,000

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended March 31, 2026 and 2025, aggregate non-audit fees of $29,250 and $29,250, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Davenport Core Leaders Fund (DAVPX)

Davenport Value & Income Fund (DVIPX)

Davenport Equity Opportunities Fund (DEOPX)

Davenport Small Cap Focus Fund (DSCPX)

Davenport Balanced Income Fund (DBALX)

Davenport Insider Buying Fund (DBUYX)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

March 31, 2026

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 95.3%	Shares	Value
Communications — 8.9%
Alphabet, Inc. - Class A	117,912	$33,906,774
Meta Platforms, Inc. - Class A	46,506	26,607,478
Spotify Technology S.A. (a)	39,591	19,198,072
Uber Technologies, Inc. (a)	313,270	22,533,511
		102,245,835
Consumer Discretionary — 9.1%
Amazon.com, Inc. (a)	301,467	62,786,532
Home Depot, Inc. (The)	35,360	11,629,551
TJX Companies, Inc. (The)	195,356	31,198,353
		105,614,436
Consumer Staples — 2.0%
Costco Wholesale Corporation	22,961	22,879,029

Energy — 2.5%
EOG Resources, Inc.	201,017	29,061,028

Financials — 13.0%
Aon plc - Class A	81,417	26,279,779
Berkshire Hathaway, Inc. - Class B (a)	62,311	29,859,431
Brookfield Corporation	1,298,519	52,551,064
Intercontinental Exchange, Inc.	153,815	24,192,023
Markel Group, Inc. (a)	9,263	17,730,031
		150,612,328
Health Care — 10.7%
Abbott Laboratories	183,874	18,878,344
Danaher Corporation	150,801	28,591,870
Intuitive Surgical, Inc. (a)	38,285	17,649,002
UnitedHealth Group, Inc.	133,188	36,039,341
Vertex Pharmaceuticals, Inc. (a)	49,884	22,275,201
		123,433,758
Industrials — 11.9%
Cintas Corporation	101,703	17,202,045
Quanta Services, Inc.	35,405	19,438,053
Republic Services, Inc.	80,582	17,649,070
Rockwell Automation, Inc.	100,505	36,069,234
Trane Technologies plc	45,871	19,116,281
Union Pacific Corporation	116,869	28,354,757
		137,829,440
Materials — 4.7%
Martin Marietta Materials, Inc.	49,805	29,319,207
Sherwin-Williams Company (The)	78,158	25,053,547
		54,372,754

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.3% (Continued)	Shares	Value
Technology — 30.8%
Accenture plc - Class A	105,134	$20,847,021
Analog Devices, Inc.	99,863	31,770,415
Apple, Inc.	191,897	48,701,540
Broadcom, Inc.	84,736	26,226,639
Marvell Technology, Inc.	220,132	21,804,075
Mastercard, Inc. - Class A	61,617	30,787,550
Microsoft Corporation	143,446	53,099,406
NVIDIA Corporation	358,232	62,475,661
Palo Alto Networks, Inc. (a)	105,982	16,991,034
ServiceNow, Inc. (a)	188,310	19,687,810
Visa, Inc. - Class A	80,027	24,187,360
		356,578,511
Utilities — 1.7%
Constellation Energy Corporation	71,340	19,921,695

Total Common Stocks (Cost $655,022,768)		$1,102,548,814

MONEY MARKET FUNDS — 4.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $55,973,083)	55,973,083	$55,973,083

Total Investments at Value — 100.1% (Cost $710,995,851)		$1,158,521,897

Liabilities in Excess of Other Assets — (0.1%)		(991,759)

Net Assets — 100.0%		$1,157,530,138

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 95.1%	Shares	Value
Communications — 2.9%
Comcast Corporation - Class A	1,024,757	$29,420,774

Consumer Discretionary — 5.0%
Genuine Parts Company	114,184	12,074,958
Lowe’s Companies, Inc.	75,071	17,737,776
McDonald’s Corporation	67,919	21,108,546
		50,921,280
Consumer Staples — 6.1%
Anheuser-Busch InBev S.A./N.V. - ADR	451,227	31,301,617
PepsiCo, Inc.	97,080	15,075,553
Philip Morris International, Inc.	88,820	14,685,499
		61,062,669
Energy — 10.0%
Chevron Corporation	157,080	32,499,852
Enbridge, Inc.	415,078	22,472,323
Exxon Mobil Corporation	130,485	22,138,085
SLB Ltd.	468,752	24,089,165
		101,199,425
Financials — 21.2%
Berkshire Hathaway, Inc. - Class B (a)	63,807	30,576,314
Brookfield Asset Management Ltd. - Class A	503,572	22,383,775
Brookfield Corporation	544,600	22,039,962
Citigroup, Inc.	186,915	21,198,030
Fairfax Financial Holdings Ltd.	13,333	22,692,766
Fidelity National Financial, Inc.	268,304	12,443,940
JPMorgan Chase & Company	74,213	21,830,496
Markel Group, Inc. (a)	11,438	21,893,133
Marsh & McLennan Companies, Inc.	133,620	23,176,389
Wells Fargo & Company	202,365	16,110,278
		214,345,083
Health Care — 13.9%
Becton, Dickinson and Company	150,856	23,719,089
Elevance Health, Inc.	72,133	21,116,936
Johnson & Johnson	145,892	35,661,840
Medtronic plc	252,099	21,844,378
Sanofi - ADR	452,417	21,797,451
UnitedHealth Group, Inc.	61,781	16,717,321
		140,857,015

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Industrials — 16.7%
Johnson Controls International plc	182,612	$23,913,041
L3Harris Technologies, Inc.	77,096	26,609,684
Norfolk Southern Corporation	90,814	26,063,618
TE Connectivity plc	144,697	30,244,567
Union Pacific Corporation	65,288	15,840,175
United Parcel Service, Inc. - Class B	175,884	17,303,468
Watsco, Inc.	78,829	28,677,202
		168,651,755
Materials — 3.5%
Avery Dennison Corporation	69,142	11,939,440
Eastman Chemical Company	305,483	23,314,463
		35,253,903
Real Estate — 6.7%
American Tower Corporation	179,213	30,928,580
Lamar Advertising Company - Class A	166,231	21,054,818
Weyerhaeuser Company	638,268	15,592,887
		67,576,285
Technology — 5.1%
Accenture plc - Class A	79,532	15,770,400
Cisco Systems, Inc.	264,925	20,555,531
Texas Instruments, Inc.	77,366	15,019,835
		51,345,766
Utilities — 4.0%
NextEra Energy, Inc.	435,887	40,485,185

Total Common Stocks (Cost $712,406,846)		$961,119,140

MONEY MARKET FUNDS — 5.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $50,312,921)	50,312,921	$50,312,921

Total Investments at Value — 100.1% (Cost $762,719,767)		$1,011,432,061

Liabilities in Excess of Other Assets — (0.1%)		(1,035,737)

Net Assets — 100.0%		$1,010,396,324

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 95.3%	Shares	Value
Communications — 2.8%
Liberty Media Corporation-Liberty Formula One - Series C (a)	142,211	$12,090,779
Take-Two Interactive Software, Inc. (a)	45,863	9,057,943
		21,148,722
Consumer Discretionary — 18.6%
Caesars Entertainment, Inc. (a)	914,097	24,159,584
DraftKings, Inc. - Class A (a)	950,401	20,547,670
Live Nation Entertainment, Inc. (a)	281,286	42,898,928
O’Reilly Automotive, Inc. (a)	283,504	26,170,254
TKO Group Holdings, Inc.	76,716	15,469,781
Wynn Resorts Ltd.	106,661	10,831,425
		140,077,642
Consumer Staples — 1.8%
Casey’s General Stores, Inc.	19,136	13,928,329

Financials — 19.2%
Brookfield Asset Management Ltd. - Class A	412,820	18,349,849
Brookfield Corporation	656,883	26,584,055
Fairfax Financial Holdings Ltd.	17,722	30,162,844
Kinsale Capital Group, Inc.	121,642	41,560,206
Markel Group, Inc. (a)	14,708	28,152,141
		144,809,095
Health Care — 17.0%
Agilent Technologies, Inc.	162,272	18,495,763
Align Technology, Inc. (a)	182,952	31,363,461
Cooper Companies, Inc. (The) (a)	284,280	20,326,020
Elevance Health, Inc.	65,608	19,206,742
Enovis Corporation (a)	688,658	15,666,969
HealthEquity, Inc. (a)	274,631	22,950,913
		128,009,868
Industrials — 20.8%
Carrier Global Corporation	503,349	28,343,582
Clean Harbors, Inc. (a)	148,170	42,484,784
ESAB Corporation	216,778	20,953,762
Generac Holdings, Inc. (a)	97,598	19,063,817
Watsco, Inc.	56,914	20,704,744
Xylem, Inc.	209,984	25,093,088
		156,643,777
Materials — 7.3%
Martin Marietta Materials, Inc.	55,411	32,619,347
Sherwin-Williams Company (The)	70,036	22,450,040
		55,069,387

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.3% (Continued)	Shares	Value
Real Estate — 4.8%
American Tower Corporation	114,442	$19,750,400
Lamar Advertising Company - Class A	133,480	16,906,577
		36,656,977
Technology — 3.0%
Okta, Inc. (a)	288,695	22,723,184

Total Common Stocks (Cost $529,207,046)		$719,066,981

MONEY MARKET FUNDS — 5.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $39,790,349)	39,790,349	$39,790,349

Total Investments at Value — 100.6% (Cost $568,997,395)		$758,857,330

Liabilities in Excess of Other Assets — (0.6%)		(4,323,267)

Net Assets — 100.0%		$754,534,063

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 94.4%	Shares	Value
Communications — 7.0%
Cable One, Inc.	164,410	$14,995,836
Liberty Live Holdings, Inc. - Series C (a)	196,476	18,490,357
Stubhub Holdings, Inc. - Class A (a)	1,343,026	8,380,482
		41,866,675
Consumer Discretionary — 16.8%
Caesars Entertainment, Inc. (a)	1,150,792	30,415,432
Monarch Casino & Resort, Inc.	511,768	48,925,021
OneSpaWorld Holdings Ltd.	906,026	20,793,297
		100,133,750
Consumer Staples — 3.0%
J & J Snack Foods Corporation	227,522	18,035,669

Energy — 4.1%
California Resources Corporation	267,312	18,503,337
CNX Resources Corporation (a)	148,470	5,723,518
		24,226,855
Financials — 17.8%
Atlantic Union Bankshares Corporation	511,882	18,294,663
Bowhead Specialty Holdings, Inc. (a)	294,784	6,612,005
Cohen & Steers, Inc.	297,919	18,634,833
Kinsale Capital Group, Inc.	113,098	38,641,063
Stewart Information Services Corporation	389,909	24,010,596
		106,193,160
Health Care — 8.1%
Enovis Corporation (a)	998,443	22,714,578
HealthEquity, Inc. (a)	304,228	25,424,334
		48,138,912
Industrials — 22.6%
Cognex Corporation	317,627	15,560,547
ESAB Corporation	204,323	19,749,861
Generac Holdings, Inc. (a)	86,854	16,965,192
Hexcel Corporation	281,528	22,784,061
Janus International Group, Inc. (a)	2,628,701	13,537,810
Kirby Corporation (a)	198,234	26,341,334
Verra Mobility Corporation - Class A (a)	1,354,580	19,356,948
		134,295,753
Materials — 5.2%
NewMarket Corporation	19,333	12,391,486
Trex Company, Inc. (a)	504,680	18,380,446
		30,771,932

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Real Estate — 8.5%
Americold Realty Trust, Inc.	2,498,890	$28,637,280
Rayonier, Inc.	1,050,000	21,651,000
		50,288,280
Technology — 1.3%
Cohu, Inc. (a)	260,000	7,961,200

Total Common Stocks (Cost $547,753,475)		$561,912,186

MONEY MARKET FUNDS — 5.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $31,992,430)	31,992,430	$31,992,430

Total Investments at Value — 99.8% (Cost $579,745,905)		$593,904,616

Other Assets in Excess of Liabilities — 0.2%		1,304,204

Net Assets — 100.0%		$595,208,820

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 56.9%	Shares	Value
Communications — 1.6%
Comcast Corporation - Class A	153,367	$4,403,166

Consumer Discretionary — 2.7%
Genuine Parts Company	17,247	1,823,870
Lowe’s Companies, Inc.	11,344	2,680,361
McDonald’s Corporation	9,828	3,054,444
		7,558,675
Consumer Staples — 4.3%
Anheuser-Busch InBev S.A./N.V. - ADR	67,657	4,693,366
PepsiCo, Inc.	14,405	2,236,953
Philip Morris International, Inc.	13,175	2,178,354
Smithfield Foods, Inc.	104,000	2,908,880
		12,017,553
Energy — 6.5%
Chevron Corporation	23,552	4,872,909
Enbridge, Inc.	60,275	3,263,289
Enterprise Products Partners, L.P.	87,000	3,292,080
Exxon Mobil Corporation	19,361	3,284,787
SLB Ltd.	70,121	3,603,518
		18,316,583
Financials — 12.4%
Berkshire Hathaway, Inc. - Class B (a)	9,567	4,584,506
Brookfield Asset Management Ltd. - Class A	76,217	3,387,846
Brookfield Corporation	80,532	3,259,130
Citigroup, Inc.	28,034	3,179,336
Cohen & Steers, Inc.	43,000	2,689,650
Fairfax Financial Holdings Ltd.	1,994	3,393,788
Fidelity National Financial, Inc.	39,078	1,812,437
JPMorgan Chase & Company	11,118	3,270,471
Markel Group, Inc. (a)	1,665	3,186,927
Marsh & McLennan Companies, Inc.	20,040	3,475,938
Wells Fargo & Company	30,316	2,413,457
		34,653,486
Health Care — 7.5%
Becton, Dickinson and Company	23,020	3,619,435
Elevance Health, Inc.	10,726	3,140,037
Johnson & Johnson	21,894	5,351,769
Medtronic plc	36,857	3,193,659
Sanofi - ADR	68,467	3,298,740
UnitedHealth Group, Inc.	9,182	2,484,557
		21,088,197

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 56.9% (Continued)	Shares	Value
Industrials — 9.0%
Johnson Controls International plc	28,026	$3,670,005
L3Harris Technologies, Inc.	11,574	3,994,766
Norfolk Southern Corporation	13,517	3,879,379
TE Connectivity plc	20,730	4,332,984
Union Pacific Corporation	9,767	2,369,670
United Parcel Service, Inc. - Class B	26,017	2,559,552
Watsco, Inc.	11,792	4,289,812
		25,096,168
Materials — 1.9%
Avery Dennison Corporation	10,339	1,785,339
Eastman Chemical Company	45,820	3,496,982
		5,282,321
Real Estate — 4.5%
American Tower Corporation	26,593	4,589,420
Lamar Advertising Company - Class A	24,867	3,149,654
Rayonier, Inc.	123,850	2,553,787
Weyerhaeuser Company	95,820	2,340,883
		12,633,744
Technology — 2.7%
Accenture plc - Class A	11,789	2,337,641
Cisco Systems, Inc.	39,748	3,084,047
Texas Instruments, Inc.	11,615	2,254,936
		7,676,624
Utilities — 3.8%
Brookfield Infrastructure Partners, L.P.	61,867	2,234,636
Brookfield Renewable Partners, L.P.	76,999	2,513,247
NextEra Energy, Inc.	63,059	5,856,920
		10,604,803

Total Common Stocks (Cost $122,331,613)		$159,331,320

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
FIXED RATE CORPORATE BONDS — 26.1%	Par Value	Value
Communications — 2.8%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$4,990,000	$5,034,953
Walt Disney Company (The), 4.625%, due 03/14/2036	3,000,000	2,919,721
		7,954,674
Consumer Staples — 2.0%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,526,947
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,076,068
		5,603,015
Energy — 5.0%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,197,580
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	3,001,824
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,240,914
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,556,182
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,006,568
		14,003,068
Financials — 5.7%
AON North America, Inc., 5.450%, due 03/01/2034	3,000,000	3,066,449
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,017,503
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,771,628
Loews Corporation, 4.940%, due 04/01/2036	3,000,000	2,937,325
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,028,335
		15,821,240
Health Care — 5.8%
Abbott Laboratories, 4.650%, due 03/15/2036	5,000,000	4,893,008
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	1,475,000	1,581,951
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,588,620
Merck & Company, Inc.,
4.450%, due 12/04/2032	3,581,000	3,556,741
4.500%, due 05/17/2033	2,490,000	2,480,547
		16,100,867
Industrials — 0.7%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,028,486

Materials — 2.2%
Ferguson Enterprises, Inc., 4.350%, due 03/15/2031	3,200,000	3,147,091
Sherwin-Williams Company (The), 4.300%, due 08/15/2028	3,000,000	2,991,512
		6,138,603
Technology — 1.9%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,317,996
Paychex, Inc., 5.100%, due 04/15/2030	3,000,000	3,025,140
		5,343,136

Total Fixed Rate Corporate Bonds (Cost $72,621,685)		$72,993,089

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
MUNICIPAL BONDS — 0.9%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds Series, 4.800%, due 03/01/2033 (Cost $2,521,130)	$2,455,000	$2,507,292

U.S. GOVERNMENT &
AGENCY OBLIGATIONS — 8.1%	Par Value	Value
Federal Farm Credit Bank — 7.1%
4.940%, due 03/24/2034	$5,000,000	$4,976,208
5.030%, due 10/15/2035	5,000,000	4,983,333
5.000%, due 10/29/2035	5,000,000	4,984,526
5.330%, due 10/17/2039	5,000,000	5,000,758
		19,944,825
Federal Home Loan Bank — 1.0%
5.150%, due 06/04/2038	2,750,000	2,723,012

Total U.S. Government & Agency Obligations
(Cost $22,699,536)		$22,667,837

U.S. TREASURY OBLIGATIONS — 1.6%	Par Value	Value
U.S. Treasury Notes — 1.6%
4.875%, due 04/30/2026	$2,500,000	$2,502,199
3.875%, due 08/15/2033	2,000,000	1,964,297
Total U.S. Treasury Obligations (Cost $4,385,357)		$4,466,496

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $16,801,930)	16,801,930	$16,801,930

Total Investments at Value — 99.6% (Cost $241,361,251)		$278,767,964

Other Assets in Excess of Liabilities — 0.4%		1,154,918

Net Assets — 100.0%		$279,922,882

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 95.0%	Shares	Value
Consumer Discretionary — 8.7%
Builders FirstSource, Inc. (a)	19,000	$1,564,270
DraftKings, Inc. - Class A (a)	58,500	1,264,770
LKQ Corporation	45,000	1,321,650
NIKE, Inc. - Class B	41,500	2,192,030
Wynn Resorts Ltd.	13,000	1,320,150
		7,662,870
Consumer Staples — 3.4%
Darling Ingredients, Inc. (a)	48,000	2,968,800

Energy — 2.5%
ConocoPhillips	17,000	2,244,000

Financials — 6.9%
Aon plc - Class A	9,500	3,066,410
Charles Schwab Corporation (The)	32,500	3,054,350
		6,120,760
Health Care — 13.3%
Abbott Laboratories	23,000	2,361,410
Align Technology, Inc. (a)	13,000	2,228,590
Becton, Dickinson and Company	9,000	1,415,070
Cooper Companies, Inc. (The) (a)	35,000	2,502,500
Elevance Health, Inc.	7,000	2,049,250
Eli Lilly & Company	1,300	1,195,701
		11,752,521
Industrials — 24.3%
Amphenol Corporation - Class A	16,000	2,021,600
Carrier Global Corporation	38,000	2,139,780
Clean Harbors, Inc. (a)	10,500	3,010,665
Eaton Corporation plc	7,800	2,789,826
Emerson Electric Company	18,000	2,358,360
FedEx Corporation	4,000	1,424,720
Hexcel Corporation	33,000	2,670,690
Keysight Technologies, Inc. (a)	11,000	3,106,070
United Parcel Service, Inc. - Class B	20,000	1,967,600
		21,489,311
Materials — 9.1%
Corteva, Inc.	25,000	2,092,750
International Flavors & Fragrances, Inc.	42,000	3,047,100
Martin Marietta Materials, Inc.	5,000	2,943,400
		8,083,250

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Technology — 23.4%
Applied Materials, Inc.	7,000	$2,392,530
Booz Allen Hamilton Holding Corporation	20,000	1,560,600
Broadridge Financial Solutions, Inc.	10,000	1,624,800
Leidos Holdings, Inc.	9,000	1,399,680
Marvell Technology, Inc.	30,000	2,971,500
Mastercard, Inc. - Class A	5,000	2,498,300
Microsoft Corporation	4,500	1,665,765
MSCI, Inc.	4,700	2,533,347
TransUnion	26,000	1,798,940
Zebra Technologies Corporation - Class A (a)	10,500	2,195,340
		20,640,802
Utilities — 3.4%
NextEra Energy, Inc.	32,500	3,018,600

Total Common Stocks (Cost $74,179,373)		$83,980,914

MONEY MARKET FUNDS — 4.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $4,359,648)	4,359,648	$4,359,648

Total Investments at Value — 99.9% (Cost $78,539,021)		$88,340,562

Other Assets in Excess of Liabilities — 0.1%		65,555

Net Assets — 100.0%		$88,406,117

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026
		Davenport	Davenport
	Davenport	Value &	Equity
	Core Leaders	Income	Opportunities
	Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$710,995,851	$762,719,767	$568,997,395
At value (Note 2)	$1,158,521,897	$1,011,432,061	$758,857,330
Receivable for capital shares sold	192,845	428,304	225,990
Dividends receivable	309,825	1,155,772	160,584
Tax reclaims receivable	126,331	13,063	—
Other assets	16,098	15,918	14,935
TOTAL ASSETS	1,159,166,996	1,013,045,118	759,258,839

LIABILITIES
Payable for capital shares redeemed	785,289	910,661	448,306
Payable for investment securities purchased	—	1,003,122	3,710,772
Accrued management fees (Note 4)	752,861	646,982	490,176
Payable to administrator (Note 4)	84,040	74,920	64,810
Other accrued expenses	14,668	13,109	10,712
TOTAL LIABILITIES	1,636,858	2,648,794	4,724,776

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$1,157,530,138	$1,010,396,324	$754,534,063

Net assets consist of:
Paid-in capital	$676,964,009	$745,727,488	$559,686,402
Distributable earnings	480,566,129	264,668,836	194,847,661
Net assets	$1,157,530,138	$1,010,396,324	$754,534,063

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	32,277,599	50,671,618	33,685,539

Net asset value, offering price and redemption price per share (Note 2)	$35.86	$19.94	$22.40

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2026
	Davenport	Davenport	Davenport
	Small Cap	Balanced	Insider
	Focus	Income	Buying
	Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$579,745,905	$241,361,251	$78,539,021
At value (Note 2)	$593,904,616	$278,767,964	$88,340,562
Receivable for capital shares sold	128,601	49,463	61,656
Receivable for investment securities sold	1,410,000	—	—
Dividends and interest receivable	908,854	1,525,883	64,709
Tax reclaims receivable	281	1,937	—
Other assets	14,894	12,451	9,696
TOTAL ASSETS	596,367,246	280,357,698	88,476,623

LIABILITIES
Payable for capital shares redeemed	703,686	71,273	79
Payable for investment securities purchased	—	150,591	—
Accrued management fees (Note 4)	389,331	178,511	56,687
Payable to administrator (Note 4)	56,180	27,140	9,570
Other accrued expenses	9,229	7,301	4,170
TOTAL LIABILITIES	1,158,426	434,816	70,506

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$595,208,820	$279,922,882	$88,406,117

Net assets consist of:
Paid-in capital	$577,646,373	$239,854,851	$78,624,222
Distributable earnings	17,562,447	40,068,031	9,781,895
Net assets	$595,208,820	$279,922,882	$88,406,117

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	37,011,397	20,526,779	7,585,627

Net asset value, offering price and redemption price per share (Note 2)	$16.08	$13.64	$11.65

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026
		Davenport	Davenport
	Davenport	Value &	Equity
	Core Leaders	Income	Opportunities
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends from investments	$10,558,381	$26,943,409	$6,925,147
Foreign withholding taxes on dividends (net reclaims received)	(94,525)	(708,026)	(202,434)
TOTAL INVESTMENT INCOME	10,463,856	26,235,383	6,722,713

EXPENSES
Management fees (Note 4)	8,988,261	7,272,731	6,434,889
Administration fees (Note 4)	944,985	819,258	781,950
Custodian and bank service fees	62,273	50,569	44,716
Registration and filing fees	25,148	24,608	33,435
Trustees’ fees and expenses (Note 4)	31,031	31,031	31,031
Compliance service fees (Note 4)	42,113	34,492	31,842
Postage and supplies	17,971	23,971	26,233
Audit and tax services fees	18,207	18,207	18,207
Insurance expense	19,344	16,288	15,660
Legal fees	6,248	6,248	6,248
Shareholder reporting expenses	5,825	5,775	5,703
Other expenses	14,306	16,303	15,573
TOTAL EXPENSES	10,175,712	8,319,481	7,445,487

NET INVESTMENT INCOME (LOSS)	288,144	17,915,902	(722,774)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	63,563,164	54,672,943	21,685,227
Foreign currency transactions	—	4,533	—
Net change in unrealized appreciation (depreciation) on investments	18,713,323	32,975,404	(38,980,811)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	82,276,487	87,652,880	(17,295,584)

NET CHANGE IN NET ASSETS FROM OPERATIONS	$82,564,631	$105,568,782	$(18,018,358)

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2026
	Davenport	Davenport	Davenport
	Small Cap	Balanced	Insider
	Focus	Income	Buying
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$9,591,011	$5,106,523	$1,343,547
Dividends from affiliated investments	823,056	—	—
Foreign withholding taxes on dividends (net reclaims received)	—	(123,972)	—
Interest	—	4,688,332	—
TOTAL INVESTMENT INCOME	10,414,067	9,670,883	1,343,547

EXPENSES
Management fees (Note 4)	5,867,700	1,990,013	670,596
Administration fees (Note 4)	737,267	297,050	110,316
Custodian and bank service fees	43,605	15,583	6,764
Registration and filing fees	52,297	27,855	27,952
Trustees’ fees and expenses (Note 4)	31,031	31,031	26,781
Compliance service fees (Note 4)	29,894	12,087	6,572
Postage and supplies	34,686	6,772	5,155
Audit and tax services fees	18,207	20,132	18,207
Insurance expense	15,654	5,125	2,414
Legal fees	6,248	6,248	6,248
Shareholder reporting expenses	5,628	5,698	4,868
Other expenses	16,595	23,882	16,266
TOTAL EXPENSES	6,858,812	2,441,476	902,139

NET INVESTMENT INCOME	3,555,255	7,229,407	441,408

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	43,065,626	7,498,452	1,863,640
Affiliated investments	(1,197,887)	—	—
Foreign currency transactions	—	658	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(34,706,468)	6,364,494	9,318,320
Net change in unrealized appreciation (depreciation) on affiliated investments	5,533,475	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	12,694,746	13,863,604	11,181,960

NET CHANGE IN NET ASSETS FROM OPERATIONS	$16,250,001	$21,093,011	$11,623,368

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$288,144	$1,063,783
Net realized gains from investment transactions	63,563,164	52,508,653
Net change in unrealized appreciation (depreciation) on investments	18,713,323	3,010,038
Net change in net assets from operations	82,564,631	56,582,474

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(53,056,096)	(57,569,579)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	104,275,399	102,118,223
Net asset value of shares issued in reinvestment of distributions to shareholders	48,543,213	52,958,493
Payments for shares redeemed	(94,959,066)	(69,124,506)
Net change in net assets from capital share transactions	57,859,546	85,952,210

TOTAL CHANGE IN NET ASSETS	87,368,081	84,965,105

NET ASSETS
Beginning of year	1,070,162,057	985,196,952
End of year	$1,157,530,138	$1,070,162,057

CAPITAL SHARE ACTIVITY
Shares sold	2,784,030	2,835,428
Shares reinvested	1,279,083	1,462,833
Shares redeemed	(2,519,013)	(1,926,990)
Net change in shares outstanding	1,544,100	2,371,271
Shares outstanding at beginning of year	30,733,499	28,362,228
Shares outstanding at end of year	32,277,599	30,733,499

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$17,915,902	$15,265,777
Net realized gains (losses) from:
Investments	54,672,943	45,586,133
Foreign currency transactions	4,533	(2,046)
Net change in unrealized appreciation (depreciation) on investments	32,975,404	8,771,136
Net change in net assets from operations	105,568,782	69,621,000

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(64,144,081)	(70,223,149)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	79,848,230	60,585,839
Net asset value of shares issued in reinvestment of distributions to shareholders	58,238,669	64,215,534
Payments for shares redeemed	(77,684,940)	(79,583,275)
Net change in net assets from capital share transactions	60,401,959	45,218,098

TOTAL CHANGE IN NET ASSETS	101,826,660	44,615,949

NET ASSETS
Beginning of year	908,569,664	863,953,715
End of year	$1,010,396,324	$908,569,664

CAPITAL SHARE ACTIVITY
Shares sold	4,041,956	3,147,402
Shares reinvested	2,981,679	3,350,749
Shares redeemed	(3,915,013)	(4,142,106)
Net change in shares outstanding	3,108,622	2,356,045
Shares outstanding at beginning of year	47,562,996	45,206,951
Shares outstanding at end of year	50,671,618	47,562,996

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income (loss)	$(722,774)	$323,259
Net realized gains from investment transactions	21,685,227	21,379,402
Net change in unrealized appreciation (depreciation) on investments	(38,980,811)	(65,918,847)
Net change in net assets from operations	(18,018,358)	(44,216,186)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(24,674,227)	(842,488)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,478,322	79,622,482
Net asset value of shares issued in reinvestment of distributions to shareholders	22,834,933	771,373
Payments for shares redeemed	(131,833,707)	(65,244,095)
Net change in net assets from capital share transactions	(70,520,452)	15,149,760

TOTAL CHANGE IN NET ASSETS	(113,213,037)	(29,908,914)

NET ASSETS
Beginning of year	867,747,100	897,656,014
End of year	$754,534,063	$867,747,100

CAPITAL SHARE ACTIVITY
Shares sold	1,600,198	3,320,632
Shares reinvested	965,743	34,268
Shares redeemed	(5,520,831)	(2,709,385)
Net change in shares outstanding	(2,954,890)	645,515
Shares outstanding at beginning of year	36,640,429	35,994,914
Shares outstanding at end of year	33,685,539	36,640,429

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$3,555,255	$6,411,976
Net realized gains (losses) from investment transactions	41,867,739	(38,076,103)
Net change in unrealized appreciation (depreciation) on investments	(29,172,993)	(112,499,759)
Net change in net assets from operations	16,250,001	(144,163,886)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,643,680)	(24,726,213)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	92,782,982	193,852,044
Net asset value of shares issued in reinvestment of distributions to shareholders	3,423,830	23,386,644
Payments for shares redeemed	(380,822,907)	(189,269,458)
Net change in net assets from capital share transactions	(284,616,095)	27,969,230

TOTAL CHANGE IN NET ASSETS	(272,009,774)	(140,920,869)

NET ASSETS
Beginning of year	867,218,594	1,008,139,463
End of year	$595,208,820	$867,218,594

CAPITAL SHARE ACTIVITY
Shares sold	5,665,284	11,045,732
Shares reinvested	206,456	1,391,536
Shares redeemed	(23,221,068)	(10,821,936)
Net change in shares outstanding	(17,349,328)	1,615,332
Shares outstanding at beginning of year	54,360,725	52,745,393
Shares outstanding at end of year	37,011,397	54,360,725

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$7,229,407	$6,241,118
Net realized gains (losses) from:
Investments	7,498,452	8,051,125
Foreign currency transactions	658	(297)
Net change in unrealized appreciation (depreciation) on investments	6,364,494	1,033,859
Net change in net assets from operations	21,093,011	15,325,805

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(13,921,260)	(8,793,704)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	35,799,841	25,043,151
Net asset value of shares issued in reinvestment of distributions to shareholders	12,737,509	7,973,560
Payments for shares redeemed	(21,404,999)	(21,993,246)
Net change in net assets from capital share transactions	27,132,351	11,023,465

TOTAL CHANGE IN NET ASSETS	34,304,102	17,555,566

NET ASSETS
Beginning of year	245,618,780	228,063,214
End of year	$279,922,882	$245,618,780

CAPITAL SHARE ACTIVITY
Shares sold	2,640,014	1,897,482
Shares reinvested	942,608	601,621
Shares redeemed	(1,572,448)	(1,676,094)
Net change in shares outstanding	2,010,174	823,009
Shares outstanding at beginning of year	18,516,605	17,693,596
Shares outstanding at end of year	20,526,779	18,516,605

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$441,408	$720,451
Net realized gains (losses) from investment transactions	1,863,640	(1,883,286)
Net change in unrealized appreciation (depreciation) on investments	9,318,320	(6,418,551)
Net change in net assets from operations	11,623,368	(7,581,386)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(448,905)	(760,550)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,888,496	29,673,152
Net asset value of shares issued in reinvestment of distributions to shareholders	428,943	736,202
Payments for shares redeemed	(22,981,767)	(9,725,210)
Net change in net assets from capital share transactions	(14,664,328)	20,684,144

TOTAL CHANGE IN NET ASSETS	(3,489,865)	12,342,208

NET ASSETS
Beginning of year	91,895,982	79,553,774
End of year	$88,406,117	$91,895,982

CAPITAL SHARE ACTIVITY
Shares sold	710,353	2,724,907
Shares reinvested	38,977	68,904
Shares redeemed	(2,100,805)	(894,449)
Net change in shares outstanding	(1,351,475)	1,899,362
Shares outstanding at beginning of year	8,937,102	7,037,740
Shares outstanding at end of year	7,585,627	8,937,102

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$34.82	$34.74	$27.12	$32.09	$31.48

Income (loss) from investment operations:
Net investment income	0.01	0.03	0.10	0.18	0.01
Net realized and unrealized gains (losses) on investments	2.71	2.04	9.48	(3.88)	3.38
Total from investment operations	2.72	2.07	9.58	(3.70)	3.39

Less distributions from:
Net investment income	(0.01)	(0.04)	(0.10)	(0.18)	(0.00	) (a)
Net realized gains	(1.67)	(1.95)	(1.86)	(1.09)	(2.78)
Total distributions	(1.68)	(1.99)	(1.96)	(1.27)	(2.78)

Net asset value at end of year	$35.86	$34.82	$34.74	$27.12	$32.09

Total return (b)	7.61%	5.81%	36.76%	(11.37%)	10.89%

Net assets at end of year (000’s)	$1,157,530	$1,070,162	$985,197	$716,818	$845,650

Ratio of total expenses to average net assets	0.85%	0.85%	0.87%	0.87%	0.86%

Ratio of net investment income to average net assets	0.02%	0.10%	0.34%	0.66%	0.04%

Portfolio turnover rate	16%	17%	22%	19%	20%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$19.10	$19.11	$16.92	$20.29	$18.58

Income (loss) from investment operations:
Net investment income	0.36	0.33	0.28	0.35	0.29
Net realized and unrealized gains (losses) on investments and foreign currencies	1.80	1.21	2.20	(2.75)	2.32
Total from investment operations	2.16	1.54	2.48	(2.40)	2.61

Less distributions from:
Net investment income	(0.36)	(0.33)	(0.29)	(0.35)	(0.30)
Net realized gains	(0.96)	(1.22)	—	(0.62)	(0.60)
Total distributions	(1.32)	(1.55)	(0.29)	(0.97)	(0.90)

Net asset value at end of year	$19.94	$19.10	$19.11	$16.92	$20.29

Total return (a)	11.57%	8.25%	14.78%	(11.81%)	14.24%

Net assets at end of year (000’s)	$1,010,396	$908,570	$863,954	$803,930	$920,055

Ratio of total expenses to average net assets	0.86%	0.86%	0.87%	0.87%	0.86%

Ratio of net investment income to average net assets	1.85%	1.73%	1.61%	2.00%	1.46%

Portfolio turnover rate	30%	24%	37%	21%	20%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$23.68	$24.94	$19.60	$23.54	$24.54

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.01	0.05	0.08	(0.05)
Net realized and unrealized gains (losses) on investments	(0.56)	(1.25)	6.38	(2.39)	1.80
Total from investment operations	(0.58)	(1.24)	6.43	(2.31)	1.75

Less distributions from:
Net investment income	—	(0.02)	(0.06)	(0.06)	—
Net realized gains	(0.70)	—	(1.03)	(1.57)	(2.75)
Total distributions	(0.70)	(0.02)	(1.09)	(1.63)	(2.75)

Net asset value at end of year	$22.40	$23.68	$24.94	$19.60	$23.54

Total return (a)	(2.58%)	(4.96%)	34.01%	(9.25%)	6.89%

Net assets at end of year (000’s)	$754,534	$867,747	$897,656	$653,865	$741,496

Ratio of total expenses to average net assets	0.87%	0.86%	0.87%	0.88%	0.87%

Ratio of net investment income (loss) to average net assets	(0.08%)	0.04%	0.25%	0.40%	(0.20%)

Portfolio turnover rate	29%	25%	24%	26%	22%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$15.95	$19.11	$16.03	$17.85	$19.37

Income (loss) from investment operations:
Net investment income (a)	0.08	0.12	0.11	0.15	0.11
Net realized and unrealized gains (losses) on investments	0.13	(2.83)	3.71	(0.90)	1.20
Total from investment operations	0.21	(2.71)	3.82	(0.75)	1.31

Less distributions from:
Net investment income	(0.08)	(0.11)	(0.12)	(0.13)	(0.13)
Net realized gains	—	(0.34)	(0.62)	(0.94)	(2.70)
Total distributions	(0.08)	(0.45)	(0.74)	(1.07)	(2.83)

Net asset value at end of year	$16.08	$15.95	$19.11	$16.03	$17.85

Total return (b)	1.33%	(14.27%)	24.59%	(3.56%)	6.85%

Net assets at end of year (000’s)	$595,209	$867,219	$1,008,139	$588,160	$587,568

Ratio of total expenses to average net assets (c)	0.88%	0.87%	0.88%	0.89%	0.88%

Ratio of net investment income to average net assets (c)	0.45%	0.66%	0.71%	0.99%	0.49%

Portfolio turnover rate	39%	46%	28%	36%	44%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year:
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.26	$12.89	$11.96	$13.61	$12.85

Income (loss) from investment operations:
Net investment income (a)	0.36	0.35	0.30	0.23	0.19
Net realized and unrealized gains (losses) on investments and foreign currencies	0.73	0.51	0.92	(1.35)	0.77
Total from investment operations	1.09	0.86	1.22	(1.12)	0.96

Less distributions from:
Net investment income	(0.35)	(0.34)	(0.29)	(0.22)	(0.18)
Net realized gains	(0.36)	(0.15)	—	(0.31)	(0.02)
Total distributions	(0.71)	(0.49)	(0.29)	(0.53)	(0.20)

Net asset value at end of year	$13.64	$13.26	$12.89	$11.96	$13.61

Total return (b)	8.37%	6.74%	10.33%	(8.18%)	7.50%

Net assets at end of year (000’s)	$279,923	$245,619	$228,063	$218,648	$236,259

Ratio of total expenses to average net assets (c)	0.92%	0.93%	0.93%	0.93%	0.92%

Ratio of net investment income to average net assets (c)	2.72%	2.65%	2.42%	1.88%	1.42%

Portfolio turnover rate	36%	24%	45%	24%	23%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:
			Period
	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,
	2026	2025	2024(a)
Net asset value at beginning of period	$10.28	$11.30	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments	1.37	(0.99)	1.30
Total from investment operations	1.43	(0.90)	1.33

Less distributions from:
Net investment income	(0.06)	(0.08)	(0.03)
Net realized gains	—	(0.04)	—
Total distributions	(0.06)	(0.12)	(0.03)

Net asset value at end of period	$11.65	$10.28	$11.30

Total return (c)	13.90%	(8.27%)	13.31	% (d)

Net assets at end of period (000’s)	$88,406	$91,896	$79,554

Ratio of total expenses to average net assets (e)	1.01%	1.01%	1.09	% (f)

Ratio of net investment income to average net assets (e)	0.49%	0.78%	1.00	% (f)

Portfolio turnover rate	42%	67%	2	% (d)

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.

(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate shareof expenses of the underlying investment companies, if any, in which the Fund invests.

(f)	Annualized.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

1. Organization

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report.

Davenport Core Leaders Fund’s investment objective is long-term growth of capital.

Davenport Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund’s investment objective is long-term capital appreciation.

Davenport Small Cap Focus Fund’s investment objective is long-term capital appreciation.

Davenport Balanced Income Fund’s investment objective is current income and an opportunity for long-term growth.

Davenport Insider Buying Fund’s investment objective is long-term growth of capital.

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund are each classified as a diversified fund. Davenport Equity Opportunities Fund is classified as a non-diversified fund.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting — The management team of Davenport & Company LLC (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Funds’ financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and Exchange-Traded Funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds, municipal bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the Adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2026, by security type:

Davenport Core Leaders Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,102,548,814	$—	$—	$1,102,548,814
Money Market Funds	55,973,083	—	—	55,973,083
Total	$1,158,521,897	$—	$—	$1,158,521,897

Davenport Value & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$961,119,140	$—	$—	$961,119,140
Money Market Funds	50,312,921	—	—	50,312,921
Total	$1,011,432,061	$—	$—	$1,011,432,061

Davenport Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$719,066,981	$—	$—	$719,066,981
Money Market Funds	39,790,349	—	—	39,790,349
Total	$758,857,330	$—	$—	$758,857,330

Davenport Small Cap Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$561,912,186	$—	$—	$561,912,186
Money Market Funds	31,992,430	—	—	31,992,430
Total	$593,904,616	$—	$—	$593,904,616

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Davenport Balanced Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$159,331,320	$—	$—	$159,331,320
Fixed Rate Corporate Bonds	—	72,993,089	—	72,993,089
Municipal Bonds	—	2,507,292	—	2,507,292
U.S. Government & Agency Obligations	—	22,667,837	—	22,667,837
U.S. Treasury Obligations	—	4,466,496	—	4,466,496
Money Market Funds	16,801,930	—	—	16,801,930
Total	$176,133,250	$102,634,714	$—	$278,767,964

Davenport Insider Buying Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$83,980,914	$—	$—	$83,980,914
Money Market Funds	4,359,648	—	—	4,359,648
Total	$88,340,562	$—	$—	$88,340,562

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the year ended March 31, 2026.

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Funds will file for claims on foreign taxes withheld. Tax reclaims receivables, if any, are recorded based upon each Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or each Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Cash — Each Fund’s cash position, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the amount covered by federal deposit insurance. The Funds maintain these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. These amounts are recorded once the issuers provide information about the actual classification of the distributions.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund; and declared and paid semi-annually to shareholders of Davenport Equity Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the years ended March 31, 2026 and 2025 was as follows:

	Year	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Davenport Core Leaders Fund	03/31/26	$4,710,789	$48,345,307	$53,056,096
	03/31/25	$1,309,623	$56,259,956	$57,569,579
Davenport Value & Income Fund	03/31/26	$17,701,688	$46,442,393	$64,144,081
	03/31/25	$15,263,731	$54,959,418	$70,223,149
Davenport Equity Opportunities Fund	03/31/26	$7,609,517	$17,064,710	$24,674,227
	03/31/25	$842,488	$—	$842,488
Davenport Small Cap Focus Fund	03/31/26	$3,643,680	$—	$3,643,680
	03/31/25	$12,316,389	$12,409,824	$24,726,213
Davenport Balanced Income Fund	03/31/26	$6,948,675	$6,972,585	$13,921,260
	03/31/25	$5,997,369	$2,796,335	$8,793,704
Davenport Insider Buying Fund	03/31/26	$448,905	$—	$448,905
	03/31/25	$760,550	$—	$760,550

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2026:

			Davenport
	Davenport	Davenport	Equity
	Core Leaders	Value &	Opportunities
	Fund	Income Fund	Fund
Cost of investments	$711,037,737	$762,782,368	$569,499,073
Gross unrealized appreciation	$471,312,210	$288,978,575	$239,863,990
Gross unrealized depreciation	(23,828,050)	(40,328,882)	(50,505,733)
Net unrealized appreciation	447,484,160	248,649,693	189,358,257
Undistributed ordinary income	3,957,472	218,747	—
Undistributed long-term gains	29,124,497	15,800,396	10,962,026
Accumulated capital and other losses	—	—	(5,472,622)
Distributable earnings	$480,566,129	$264,668,836	$194,847,661

	Davenport	Davenport	Davenport
	Small Cap	Balanced	Insider Buying
	Focus Fund	Income Fund	Fund
Cost of investments	$595,386,285	$240,528,738	$78,552,865
Gross unrealized appreciation	$114,270,533	$45,336,367	$15,867,359
Gross unrealized depreciation	(115,752,202)	(7,097,141)	(6,079,662)
Net unrealized appreciation (depreciation)	(1,481,669)	38,239,226	9,787,697
Undistributed ordinary income	148,482	92,053	—
Undistributed long-term gains	18,895,634	1,736,752	—
Accumulated capital and other losses	—	—	(5,802)
Distributable earnings	$17,562,447	$40,068,031	$9,781,895

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on partnerships.

As of March 31, 2026, Davenport Insider Buying Fund had short-term capital loss carryforwards (“CLCFs”) of $5,802 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended March 31, 2026, Davenport Small Cap Focused Fund utilized short-term and long-term CLCFs against current year gains in the amount of $24,859,011 and $9,685,153, respectively, and Davenport Insider Buying Fund utilized short-term CLCFs against current year gains in the amount of $1,842,837.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Post-October losses incurred after October 31, 2025 and within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. For the year ended March 31, 2026, Davenport Equity Opportunities Fund deferred $5,472,622 of short-term post-October losses to April 1, 2026 for federal income tax purposes.

For the year ended March 31, 2026, the following reclassifications were made as a result of permanent differences between financial statements and income tax reporting requirements:

Davenport
	Davenport	Davenport	Equity
	Core Leaders	Value &	Opportunities
	Fund	Income Fund	Fund
Paid-in capital	$—	$—	$—
Distributable earnings	$—	$—	$—

	Davenport	Davenport	Davenport
	Small Cap	Balanced	Insider Buying
	Focus Fund	Income Fund	Fund
Paid-in capital	$—	$(330)	$(1,444)
Distributable earnings	$—	$330	$1,444

Such reclassifications have no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for each Fund for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended March 31, 2026, the Funds did not incur any interest or penalties.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31, 2026:

			Davenport
	Davenport	Davenport	Equity
	Core Leaders	Value &	Opportunities
	Fund	Income Fund	Fund
Purchases of investment securities	$198,799,792	$273,352,328	$236,056,153
Proceeds from sales and maturities of investment securities	$182,480,762	$286,212,041	$351,193,550

	Davenport	Davenport	Davenport
	Small Cap	Balanced	Insider Buying
	Focus Fund	Income Fund	Fund
Purchases of investment securities	$293,323,787	$78,135,867	$36,077,827
Proceeds from sales and maturities of investment securities	$567,780,770	$64,488,153	$50,935,159

During the year ended March 31, 2026, cost of purchases and proceeds from sales of long-term U.S. government securities for Davenport Balanced Income Fund were $19,209,688 and $22,310,000, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets. Certain officers and a Trustee of the Trust are also officers of the Adviser.

For the Davenport Insider Buying Fund, pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until August 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, taxes, interest, costs to organize the Fund, and extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets.

Under the terms of the ELA, management fee reductions and/or expenses reimbursed by the Adviser are subject to recoupment by the Adviser for a period of 3 years from the date such fees and expenses were reduced or reimbursed, provided that the recoupments do not cause total operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

For the year ended March 31, 2026 the Adviser did not reduce its management fees.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

A significant portion of the Funds’ investment trades are executed through the Adviser’s broker-dealer division. No commissions are paid by the Funds to the Adviser for these trades.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreement for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Consulting Agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

COMPENSATION OF TRUSTEES

Each Independent Trustee receives an annual retainer, payable quarterly, based on the size of each Fund ($5,000 per fund for funds with more than $100 million in net assets and $4,000 per fund for funds with less than $100 million in net assets). The annual retainer is currently $41,000. In addition, each Independent Trustee receives a fee of $2,000 for attending each Board Meeting (except the Chairman of the Board receives an attendance fee of $3,000) and a fee of $1,000 for attending each Committee meeting (except the Committee Chair receives an attendance fee of $1,500 per Committee meeting). Any director, officer or employee of an investment adviser or principal underwriter of the Trust does not receive any compensation from the Trust for serving as a Trustee and is considered to be an “interested trustee.” One Trustee who is considered to be an “interested trustee” due to his prior affiliation with the Trust’s principal underwriter is compensated (“Compensated Interested Trustee”). The Compensated Interested Trustee receives the same annual retainer and board meeting fee as the Independent Trustees, but does not receive a committee meeting fee. The Trust reimburses the Independent Trustees and Compensated Interested Trustee for travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of March 31, 2026, Davenport Core Leaders Fund had 30.8% of the value of its net assets invested in common stocks within the Technology sector.

THE DAVENPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. During the year ended March 31, 2026, the Davenport Small Cap Focus Fund held shares of one issuer that meets this definition, but as of March 31, 2026, this security was no longer held by the Fund. Further information on this holding for the year ended March 31, 2026 appears below:

Golden
Entertainment,
Inc.
Percentage of Outstanding Voting Shares Owned as of March 31, 2026	0.00%
Shares at Beginning of Year	$1,414,226
Shares Purchased During the Year	164,036
Shares Sold During the Year	(1,578,262)
Shares at End of Year	—
Market Value at Beginning of Year	$37,321,424
Cost of Purchases During the Year	3,894,834
Cost of Sales During the Year	(46,749,733)
Change in Unrealized Appreciation (Depreciation)	5,533,475
Market Value at End of Year	$—
Net Realized Losses During Year	(1,197,887)
Dividend Income Earned During the Year	$823,056

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and noted no such events.

THE DAVENPORT FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of The Davenport Funds and
Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Davenport Funds, comprising the funds listed below (the “Funds”), each a series of Williamsburg Investment Trust, as of March 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, and Davenport Balanced Income Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023 and 2022
Davenport Insider Buying Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025,and for the period from November 30, 2023 (commencement of operations) through March 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

THE DAVENPORT FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 26, 2026

THE DAVENPORT FUNDS
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 18, 2025, the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreements with the Adviser on behalf of the Davenport Core Leaders Fund, the Davenport Value & Income Fund, the Davenport Equity Opportunities Fund, the Davenport Small Cap Focus Fund, the Davenport Balanced Income Fund and the Davenport Insider Buying Fund (individually, a “Fund,” collectively, the “Funds”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions with respect thereto that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreements.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements with respect to each Fund. In approving the continuance of the Investment Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreements.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreements. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of each Fund and its respective shareholders to continue the Investment Advisory Agreements, in their present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2025 (the “Year”), including the Adviser’s views on the overall conditions of the economy, the factors that may have influenced market sentiment, and specific stock selections. The Independent Trustees took into consideration

THE DAVENPORT FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

that the domestic equity market continues to be narrowly concentrated and largely impacted by the performance of a small number of large cap technology stocks that are tied to the promise of artificial intelligence. The Independent Trustees also took into account that lingering inflationary pressures, elevated interest rates, and uneven economic growth created headwinds for cyclical and value-oriented stocks during the Year and recognized the efforts of the Adviser to take advantage of opportunities to purchase stocks with more favorable risk/reward profiles than the technology stocks that are dominating the market. The Independent Trustees also considered the education and experience of the Funds’ portfolio managers, the quality of the Adviser’s administrative and compliance services, the business reputation of the Adviser, and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of each Fund for the 1-year, 5-year, and 10-year periods ended September 30, 2025 (or the since inception period with respect to the Davenport Balanced Income Fund and the Davenport Insider Buying Fund), as compared to each Fund’s benchmark index. The Board noted that (i) each of the Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund underperformed its respective benchmark (i.e., the S&P 500® Index for the Davenport Core Leaders Fund and the Davenport Insider Buying Fund, the Russell MidCap Index for the Davenport Equity Opportunities Fund, the Russell 1000® Value Index for the Davenport Value & Income Fund, and the blended 60% Russell 1000 Value® Index/40% Bloomberg U.S. Intermediate Government/Credit Bond Index for the Davenport Balanced Income Fund) for each of the aforementioned periods; (ii) the Davenport Small Cap Focus Fund underperformed the Russell 2000® Index for the 1-year, 5-year and since inception periods, but outperformed the Russell 2000® Index for the10-year period. The Board compared each Fund’s performance with one or more peer groups with similar investment objectives and strategies and took into account management’s discussion of each Fund’s performance relative to its benchmark and peer group(s). The Independent Trustees also reviewed a report prepared by the Adviser comparing each Fund’s performance to the composite performance of other accounts (if any) managed by the Adviser using the same investment approach as the Funds and were advised that the differences in the performance results of the Funds and the composites were generally attributable to different operating expenses.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreements, the Independent Trustees compared the advisory fees and overall expense levels of each Fund with those of funds with similar investment objectives and strategies. The Board noted that while the advisory fee for each Fund was higher than the average of its Morningstar Peer Group Category, the total expense ratio for each of the Value & Income Fund, the Equity Opportunities Fund and the Small Cap Focus Fund was lower than the average for its Morningstar Peer Group Category, while the total expense ratio of each of the Davenport Core Leaders Fund, Davenport Balanced Income Fund and the Davenport Insider Buying Fund, was higher than the average of its Morningstar Peer Group Category. The Independent Trustees considered information about the Adviser’s profitability with respect to each Fund, including the assumptions and methodology the Adviser used in preparing

THE DAVENPORT FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Funds, but also so-called “fallout” benefits to the Adviser. The Independent Trustees also considered that the costs of executing portfolio trades for equity securities through outside brokers and the costs of compensating financial intermediaries for administrative support services are paid by the Adviser, rather than the Funds.

Economies and Benefits of Scale

The Independent Trustees considered the extent to which economies of scale are being realized as the Funds grow and noted that Davenport & Co. has provided opportunities for the Funds to achieve economies of scale by increasing their visibility through various marketing and distribution efforts. The Independent Trustees also considered the “fallout” benefits to Davenport & Co. with respect to the Funds, but given the nature of these benefits viewed them as secondary factors in connection with their evaluation of the continuation of the Funds’ Investment Advisory Agreements.

Conclusions

Based on the consideration of the foregoing and such other information as was deemed relevant, the Independent Trustees concluded that (i) the overall performance of each Fund is satisfactory relative to its benchmark and peer group(s) after taking into consideration the conditions of the market and that the investment process used for the Funds incorporates a focus on quality, value and differentiation that has not been rewarded in the market; (ii) the advisory fees and total operating expenses for the Funds are reasonable in relation to the services provided by the Adviser; (iii) Davenport & Co., a dually registered investment adviser and broker dealer, has further benefited the Funds’ shareholders by executing all equity trades at no cost to the Funds and compensating financial intermediaries that provide Fund shareholders with administrative support services; and (iv) the profits of the Adviser with respect to its management of the Funds are reasonable.

THE DAVENPORT FUNDS
FEDERAL TAX INFORMATION (Unaudited)

Capital Gain Distribution – For the year ended March 31, 2026, the following Funds designated long-term capital gain distributions:

Davenport Core Leaders Fund	$48,345,307
Davenport Value & Income Fund	46,442,393
Davenport Equity Opportunities Fund	17,064,710
Davenport Balanced Income Fund	6,972,585

Qualified Dividend Income – The Funds have designated the following of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Davenport Core Leaders Fund	100.00%
Davenport Value & Income Fund	100.00%
Davenport Equity Opportunities Fund	53.55%
Davenport Small Cap Focus Fund	100.00%
Davenport Balanced Income Fund	43.40%
Davenport Insider Buying Fund	100.00%

Dividends Received Deduction – For corporate shareholders, the following percentages or ordinary dividends paid during the year/period ended March 31, 2026 qualify for the corporate dividends received deduction:

Davenport Core Leaders Fund	100.00%
Davenport Value & Income Fund	88.86%
Davenport Equity Opportunities Fund	44.49%
Davenport Small Cap Focus Fund	100.00%
Davenport Balanced Income Fund	34.94%
Davenport Insider Buying Fund	100.00%

THE DAVENPORT FUNDS

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave.,
Suite 800
Cleveland, Ohio 44115

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson
Mark J. Seger

Officers
John P. Ackerly, IV, President
Carly Carmichael, Vice President
Alison S. Crowder, Vice President
George L. Smith, III, Vice President

THE
GOVERNMENT STREET
FUNDS

No-Load Mutual Funds

Annual Financial Statements and Additional Information

March 31, 2026

The Government Street Equity Fund The Government Street Opportunities Fund

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
CLOSED-END FUNDS — 4.5%	Shares	Value
Commodity — 4.5%
Sprott Physical Gold Trust (a)	78,000	$2,764,320
Sprott Physical Silver Trust (a)	73,750	1,798,763
Total Closed-End Funds (Cost $4,255,968)		$4,563,083

COMMON STOCKS — 88.9%	Shares	Value
Communications — 7.9%
Alphabet, Inc. - Class A	5,700	$1,639,092
Alphabet, Inc. - Class C	11,840	3,396,422
Booking Holdings, Inc.	200	842,064
Meta Platforms, Inc. - Class A	3,200	1,830,816
Uber Technologies, Inc. (a)	4,000	287,720
		7,996,114
Consumer Discretionary — 6.6%
Amazon.com, Inc. (a)	12,000	2,499,240
Home Depot, Inc. (The)	3,000	986,670
Lowe’s Companies, Inc.	2,500	590,700
McDonald’s Corporation	5,000	1,553,950
Tesla, Inc. (a)	2,200	817,850
Tractor Supply Company	5,000	226,500
		6,674,910
Consumer Staples — 4.3%
Coca-Cola Company (The)	4,000	304,200
Procter & Gamble Company (The)	4,000	577,760
Walmart, Inc.	27,500	3,417,700
		4,299,660
Energy — 4.0%
Cheniere Energy, Inc.	4,000	1,135,040
Chevron Corporation	4,000	827,600
ONEOK, Inc.	10,000	903,900
Phillips 66	6,400	1,165,952
		4,032,492
Financials — 12.1%
Aflac, Inc.	12,000	1,316,520
Ares Management Corporation - Class A	4,000	436,400
Banco Bilbao Vizcaya Argentaria S.A. - ADR	10,000	216,600
Bank of New York Mellon Corporation (The)	5,500	652,465
Blackstone, Inc.	9,000	1,034,910
Brookfield Corporation	40,500	1,639,035
CME Group, Inc.	3,500	1,033,725

1

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.9% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Goldman Sachs Group, Inc. (The)	1,150	$972,888
Intercontinental Exchange, Inc.	1,500	235,920
JPMorgan Chase & Company	16,000	4,706,560
		12,245,023
Health Care — 6.3%
Abbott Laboratories	9,500	975,365
AbbVie, Inc.	11,500	2,501,135
Bio-Techne Corporation	18,000	940,680
CRISPR Therapeutics AG (a)	7,000	332,990
GE HealthCare Technologies, Inc.	7,000	498,260
Merck & Company, Inc.	1,500	180,435
Thermo Fisher Scientific, Inc.	900	442,377
Vertex Pharmaceuticals, Inc. (a)	1,000	446,540
		6,317,782
Industrials — 15.5%
AeroVironment, Inc. (a)	800	146,440
Argan, Inc.	1,000	544,650
Eaton Corporation plc	2,500	894,175
Emerson Electric Company	4,500	589,590
GE Vernova, Inc.	1,000	872,900
General Dynamics Corporation	3,700	1,269,914
General Electric Company	4,000	1,135,080
Honeywell International, Inc.	2,000	452,060
Lockheed Martin Corporation	2,000	1,208,780
MasTec, Inc. (a)	1,400	450,436
Parker-Hannifin Corporation	1,425	1,275,717
Quanta Services, Inc.	4,000	2,196,080
RTX Corporation	14,000	2,700,600
TE Connectivity plc	9,000	1,881,180
		15,617,602
Materials — 2.8%
Cameco Corporation	4,000	434,440
Freeport-McMoRan, Inc.	25,000	1,469,500
Linde plc	1,200	594,912
Nucor Corporation	1,600	270,560
Solstice Advanced Materials, Inc.	1,275	97,104
		2,866,516

2

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.9% (Continued)	Shares	Value
Real Estate — 1.2%
Mid-America Apartment Communities, Inc.	9,500	$1,160,140

Technology — 26.6%
Apple, Inc.	6,500	1,649,635
ASML Holding N.V.	1,000	1,320,830
Broadcom, Inc.	1,500	464,265
International Business Machines Corporation	2,350	569,617
Mastercard, Inc. - Class A	2,000	999,320
Micron Technology, Inc.	3,950	1,334,468
Microsoft Corporation	7,000	2,591,190
NVIDIA Corporation	85,000	14,824,000
Palantir Technologies, Inc. - Class A (a)	5,000	731,400
QUALCOMM, Inc.	2,000	257,560
Synopsys, Inc. (a)	200	79,296
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,000	675,900
Texas Instruments, Inc.	4,500	873,630
Visa, Inc. - Class A	1,750	528,920
		26,900,031
Utilities — 1.6%
Constellation Energy Corporation	1,400	390,950
WEC Energy Group, Inc.	11,000	1,273,470
		1,664,420

Total Common Stocks (Cost $27,515,012)		$89,774,690

EXCHANGE-TRADED FUNDS — 4.6%	Shares	Value
Global X Dax Germany ETF	14,500	$611,320
Invesco S&P 500® Equal Weight ETF	11,000	2,111,120
iShares MSCI South Korea ETF	6,500	799,565
JPMorgan BetaBuilders Japan ETF	9,500	654,645
Schwab Crypto Thematic ETF	8,000	415,840
Total Exchange-Traded Funds (Cost $4,200,837)		$4,592,490

3

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% (b) (Cost $2,094,972)	2,094,972	$2,094,972

Total Investments at Value — 100.1%
(Cost $38,066,789)		$101,025,235

Liabilities in Excess of Other Assets — (0.1%)		(58,156)

Net Assets — 100.0%		$100,967,079

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

4

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
CLOSED-END FUNDS — 4.4%	Shares	Value
Commodity — 4.4%
Sprott Physical Gold Trust (a)	66,000	$2,339,040
Sprott Physical Silver Trust (a)	54,000	1,317,060
Total Closed-End Funds (Cost $3,469,823)		$3,656,100

COMMON STOCKS — 80.1%	Shares	Value
Consumer Discretionary — 3.7%
Dick’s Sporting Goods, Inc.	1,700	$337,093
Gildan Activewear, Inc.	10,000	556,500
Service Corporation International	13,000	1,072,630
Tesla, Inc. (a)	1,000	371,750
Toll Brothers, Inc.	3,000	409,410
Viking Holdings Ltd. (a)	5,000	367,400
		3,114,783
Consumer Staples — 1.8%
Celsius Holdings, Inc. (a)	8,000	283,840
Church & Dwight Company, Inc.	9,000	839,880
Kroger Company (The)	5,600	405,216
		1,528,936
Energy — 3.6%
Cheniere Energy, Inc.	750	212,820
ConocoPhillips	6,375	841,500
ONEOK, Inc.	11,000	994,290
Targa Resources Corporation	3,700	927,701
		2,976,311
Financials — 15.0%
Ares Management Corporation - Class A	7,200	785,520
Arthur J. Gallagher & Company	6,000	1,299,480
Banco Bilbao Vizcaya Argentaria S.A. - ADR	10,000	216,600
Bank of New York Mellon Corporation (The)	1,500	177,945
Berkley (W.R.) Corporation	25,143	1,666,478
Brown & Brown, Inc.	10,000	652,100
CME Group, Inc.	6,000	1,772,100
Dave, Inc. (a)	2,000	348,180
Intercontinental Exchange, Inc.	9,000	1,415,520
Morgan Stanley	9,565	1,574,112
Nasdaq, Inc.	22,000	1,867,580
Old Republic International Corporation	20,000	798,000
		12,573,615

5

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 80.1% (Continued)	Shares	Value
Health Care — 6.1%
Bio-Techne Corporation	15,000	$783,900
Charles River Laboratories International, Inc. (a)	3,000	517,500
Chemed Corporation	2,000	755,480
GE HealthCare Technologies, Inc.	5,000	355,900
Illumina, Inc. (a)	2,000	246,520
Labcorp Holdings, Inc.	4,000	1,067,240
Penumbra, Inc. (a)	1,500	492,555
ResMed, Inc.	1,200	269,376
Waters Corporation (a)	2,000	595,600
		5,084,071
Industrials — 19.8%
AeroVironment, Inc. (a)	2,000	366,100
Argan, Inc.	3,750	2,042,437
ATI, Inc. (a)	2,200	320,012
Construction Partners, Inc. - Class A (a)	1,650	183,348
Donaldson Company, Inc.	12,000	1,018,440
Expeditors International of Washington, Inc.	8,000	1,145,840
Fastenal Company	25,500	1,183,200
GE Vernova, Inc.	500	436,450
Generac Holdings, Inc. (a)	2,800	546,924
Graco, Inc.	11,000	931,150
Jacobs Solutions, Inc.	8,000	1,018,240
Kratos Defense & Security Solutions, Inc. (a)	2,300	162,173
L3Harris Technologies, Inc.	5,250	1,812,038
MasTec, Inc. (a)	3,000	965,220
MSC Industrial Direct Company, Inc. - Class A	5,000	461,350
Pentair plc	3,200	278,752
RBC Bearings, Inc. (a)	400	217,248
Waste Connections, Inc.	10,500	1,705,620
Woodward, Inc.	5,000	1,789,600
		16,584,142
Materials — 6.0%
Cameco Corporation	7,000	760,270
Martin Marietta Materials, Inc.	1,500	883,020
Packaging Corporation of America	5,000	1,061,100
Ramaco Resources, Inc. - Class B	1,130	11,525
SSR Mining, Inc. (a)	7,800	229,320
Steel Dynamics, Inc.	9,000	1,620,000
Valvoline, Inc. (a)	10,236	344,748
Wheaton Precious Metals Corporation	1,000	131,010
		5,040,993

6

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 80.1% (Continued)	Shares	Value
Real Estate — 2.4%
Digital Realty Trust, Inc.	2,200	$396,462
Mid-America Apartment Communities, Inc.	13,300	1,624,196
		2,020,658
Technology — 20.8%
Advanced Micro Devices, Inc. (a)	1,964	399,537
Amentum Holdings, Inc. (a)	12,990	338,779
Analog Devices, Inc.	3,671	1,167,892
Arrow Electronics, Inc. (a)	8,000	1,147,280
Broadridge Financial Solutions, Inc.	3,500	568,680
InterDigital, Inc.	1,400	422,800
Lam Research Corporation	11,750	2,510,505
Micron Technology, Inc.	1,000	337,840
Nebius Group N.V. - Class A (a)	8,000	830,080
NVIDIA Corporation	47,500	8,284,000
Palantir Technologies, Inc. - Class A (a)	8,000	1,170,240
Rigetti Computing, Inc. (a)	4,000	56,160
Synopsys, Inc. (a)	400	158,592
		17,392,385
Utilities — 0.9%
Constellation Energy Corporation	1,500	418,875
NextEra Energy, Inc.	2,000	185,760
NRG Energy, Inc.	800	116,912
		721,547

Total Common Stocks (Cost $19,405,024)		$67,037,441

EXCHANGE-TRADED FUNDS — 10.2%	Shares	Value
Global X Dax Germany ETF	9,700	$408,952
iShares Core S&P Mid-Cap ETF	50,000	3,376,500
iShares MSCI South Korea ETF	5,500	676,555
JPMorgan BetaBuilders Japan ETF	6,300	434,133
Schwab Crypto Thematic ETF	9,500	493,810
State Street SPDR S&P MidCap 400® ETF Trust	5,150	3,176,314
Total Exchange-Traded Funds (Cost $7,326,917)		$8,566,264

7

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% (b) (Cost $4,446,331)	4,446,331	$4,446,331

Total Investments at Value — 100.0%
(Cost $34,648,095)		$83,706,136

Other Assets in Excess of Liabilities — 0.0% (c)		25,851

Net Assets — 100.0%		$83,731,987

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

8

THE GOVERNMENT STREET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026
		The
	The	Government
	Government	Street
	Street Equity	Opportunities
	Fund	Fund
ASSETS
Investments in securities:
At cost	$38,066,789	$34,648,095
At value (Note 2)	$101,025,235	$83,706,136
Receivable for capital shares purchased	100	45,050
Dividends receivable	25,756	44,280
Other assets	4,561	6,166
TOTAL ASSETS	101,055,652	83,801,632

LIABILITIES
Distributions payable	681	—
Payable for capital shares redeemed	18,206	—
Accrued management fees (Note 4)	52,106	54,190
Payable to administrator (Note 4)	9,460	7,880
Other accrued expenses	8,120	7,575
TOTAL LIABILITIES	88,573	69,645

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—	—

NET ASSETS	$100,967,079	$83,731,987

Net assets consists of:
Paid-in capital	$36,163,725	$34,286,157
Distributable earnings	64,803,354	49,445,830
Net assets	$100,967,079	$83,731,987

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	709,012	1,696,108

Net asset value, offering price and redemption price per share (Note 2)	$142.41	$49.37

See accompanying notes to financial statements.

9

THE GOVERNMENT STREET FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026
		The
	The	Government
	Government	Street
	Street Equity	Opportunities
	Fund	Fund
INVESTMENT INCOME
Dividends	$1,269,657	$1,153,573
Foreign withholding taxes on dividends	(3,958)	(3,698)
TOTAL INVESTMENT INCOME	1,265,699	1,149,875

EXPENSES
Management fees (Note 4)	609,142	605,250
Administration fees (Note 4)	106,271	84,797
Shareholder servicing fees (Note 4)	41,690	35,728
Trustees’ fees and expenses (Note 4)	28,031	26,781
Audit and tax services fees	18,207	18,207
Registration and filing fees	17,538	18,144
Custodian and bank service fees	8,111	7,050
Shareholder reporting expenses	7,435	7,435
Compliance fees (Note 4)	7,000	7,000
Legal fees	6,065	6,065
Postage and supplies	3,957	4,078
Other expenses	10,743	10,425
TOTAL EXPENSES	864,190	830,960

NET INVESTMENT INCOME	401,509	318,915

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	3,230,022	1,532,539
Net realized gains from in-kind redemptions (Note 2)	6,941,808	6,044,684
Net change in unrealized appreciation (depreciation) on investments	9,419,642	4,743,063
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	19,591,472	12,320,286

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,992,981	$12,639,201

See accompanying notes to financial statements.

10

THE GOVERNMENT STREET EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$401,509	$576,409
Net realized gains from investments	3,230,022	2,255,997
Net realized gains from in-kind redemptions (Note 2)	6,941,808	274,254
Long-term capital gain distributions from regulated investment companies	—	50
Net change in unrealized appreciation (depreciation) on investments	9,419,642	4,285,801
Net change in net assets resulting from operations	19,992,981	7,392,511

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,061,194)	(2,211,327)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,581,990	3,091,103
Net asset value of shares issued in reinvestment of distributions to shareholders	3,035,375	2,190,919
Payments for shares redeemed	(12,194,137)	(2,542,436)
Net change in net assets from capital share transactions	(6,576,772)	2,739,586

TOTAL CHANGE IN NET ASSETS	10,355,015	7,920,770

NET ASSETS
Beginning of year	90,612,064	82,691,294
End of year	$100,967,079	$90,612,064

CAPITAL SHARE ACTIVITY
Shares sold	18,527	25,553
Shares reinvested	21,711	17,531
Shares redeemed	(85,742)	(20,989)
Net change in shares outstanding	(45,504)	22,095
Shares outstanding, beginning of year	754,516	732,421
Shares outstanding, end of year	709,012	754,516

See accompanying notes to financial statements.

11

THE GOVERNMENT STREET OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$318,915	$473,023
Net realized gains from investments	1,532,539	3,146,484
Net realized gains from in-kind redemptions (Note 2)	6,044,684	227,171
Net change in unrealized appreciation (depreciation) on investments	4,743,063	(3,226,483)
Net change in net assets resulting from operations	12,639,201	620,195

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,126,984)	(2,435,534)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,934,728	3,977,173
Net asset value of shares issued in reinvestment of distributions to shareholders	3,098,907	2,412,722
Payments for shares redeemed	(11,426,368)	(2,818,363)
Net change in net assets from capital share transactions	(1,392,733)	3,571,532

TOTAL CHANGE IN NET ASSETS	8,119,484	1,756,193

NET ASSETS
Beginning of year	75,612,503	73,856,310
End of year	$83,731,987	$75,612,503

CAPITAL SHARE ACTIVITY
Shares sold	139,214	88,806
Shares reinvested	64,943	51,702
Shares redeemed	(237,326)	(62,474)
Net change in shares outstanding	(33,169)	78,034
Shares outstanding, beginning of year	1,729,277	1,651,243
Shares outstanding, end of year	1,696,108	1,729,277

See accompanying notes to financial statements.

12

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Years Ended March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$120.09	$112.90	$92.34	$104.58	$98.83

Income (loss) from investment operations:
Net investment income (a)	0.55	0.77	0.90	0.97	0.58
Net realized and unrealized gains (losses) on investments	25.94	9.40	25.07	(10.23)	16.42
Total from investment operations	26.49	10.17	25.97	(9.26)	17.00

Less distributions from:
Net investment income	(0.56)	(0.78)	(0.89)	(0.98)	(0.58)
Net realized gains	(3.61)	(2.20)	(4.52)	(2.00)	(10.67)
Total distributions	(4.17)	(2.98)	(5.41)	(2.98)	(11.25)

Net asset value at end of year	$142.41	$120.09	$112.90	$92.34	$104.58

Total return (b)	22.14%	8.92%	29.25%	(8.68%)	17.51%

Net assets at end of year (000’s)	$100,967	$90,612	$82,691	$67,295	$76,446

Ratio of total expenses to average net assets (c)	0.85%	0.85%	0.87%	0.87%	0.84%

Ratio of net investment income to average net assets (c)	0.39%	0.63%	0.92%	1.07%	0.55%

Portfolio turnover rate	19%	12%	23%	14%	14%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.

(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.

See accompanying notes to financial statements.

13

THE GOVERNMENT STREET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Years Ended March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$43.72	$44.73	$36.04	$39.61	$35.73

Income (loss) from investment operations:
Net investment income (a)	0.19	0.28	0.29	0.27	0.17
Net realized and unrealized gains (losses) on investments	7.32	0.17	9.14	(2.31)	5.20
Total from investment operations	7.51	0.45	9.43	(2.04)	5.37

Less distributions from:
Net investment income	(0.21)	(0.26)	(0.30)	(0.19)	(0.18)
Net realized gains	(1.65)	(1.20)	(0.44)	(1.34)	(1.31)
Total distributions	(1.86)	(1.46)	(0.74)	(1.53)	(1.49)

Net asset value at end of year	$49.37	$43.72	$44.73	$36.04	$39.61

Total return (b)	17.37%	0.80%	26.55%	(4.91%)	15.11%

Net assets at end of year (000’s)	$83,732	$75,613	$73,856	$60,579	$64,413

Ratio of total expenses to average net assets (c)	1.03%	1.02%	1.04%	1.05%	1.02%

Ratio of net investment income to average net assets (c)	0.40%	0.62%	0.76%	0.78%	0.44%

Portfolio turnover rate	20%	9%	17%	9%	8%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.

(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.

See accompanying notes to financial statements.

14

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

1.	Organization

The Government Street Equity Fund and The Government Street Opportunities Fund (individually, a “Fund,” collectively, the “Funds”) are each a diversified, no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of each Fund is to seek capital appreciation.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting — The management team of Leavell Investment Management, Inc. (the “Adviser”) acts as each Fund’s chief operating decision make (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Funds’ financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks, closed-end funds and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if

15

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the Adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

16

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2026, by asset type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Closed-End Funds	$4,563,083	$—	$—	$4,563,083
Common Stocks	89,774,690	—	—	89,774,690
Exchange-Traded Funds	4,592,490	—	—	4,592,490
Money Market Funds	2,094,972	—	—	2,094,972
Total	$101,025,235	$—	$—	$101,025,235

The Government Street Opportunities Fund:	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,656,100	$—	$—	$3,656,100
Common Stocks	67,037,441	—	—	67,037,441
Exchange-Traded Funds	8,566,264	—	—	8,566,264
Money Market Funds	4,446,331	—	—	4,446,331
Total	$83,706,136	$—	$—	$83,706,136

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the year ended March 31, 2026.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities purchased, if any, are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund and declared and paid annually to shareholders of The Government Street Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital

17

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the years ended March 31, 2026 and 2025 was as follows:

	Years	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions*
The Government Street Equity Fund	03/31/26	$407,512	$2,654,338	$3,061,850
	03/31/25	$581,031	$1,630,294	$2,211,325
The Government Street Opportunities Fund	03/31/26	$352,597	$2,774,387	$3,126,984
	03/31/25	$434,490	$2,001,044	$2,435,534

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of net change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

18

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2026:

		The
	The	Government
	Government	Street
	Street Equity	Opportunities
	Fund	Fund
Cost of investments	$38,067,802	$34,648,787
Gross unrealized appreciation	$63,465,719	$49,522,819
Gross unrealized depreciation	(508,286)	(465,470)
Net unrealized appreciation	62,957,433	49,057,349
Undistributed ordinary income	105	90,955
Undistributed long-term capital gains	1,846,497	297,526
Distributions payable	(681)	—
Total distributable earnings	$64,803,354	$49,445,830

During the year ended March 31, 2026, The Government Street Equity Fund and The Government Street Opportunities Fund realized $6,941,808 and $6,044,684, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares receive investment securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended March 31, 2026, the Funds did not incur any interest or penalties.

19

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31, 2026:

		The Government
	The Government	Street
	Street Equity	Opportunities
	Fund	Fund
Purchases of investment securities	$19,139,566	$14,840,629
Proceeds from sales of investment securities	$25,146,435	$18,551,077

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.60% of its average daily net assets up to $100 million and 0.50% of such assets in excess of $100 million. The Government Street Opportunities Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Certain officers of the Trust are also officers of the Adviser and are not paid by the Funds for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreement for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Consulting Agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan (the “Plan”), which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account

20

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the year ended March 31, 2026, The Government Street Equity Fund and The Government Street Opportunities Fund incurred fees of $41,690 and $35,728, respectively, under the Plan.

COMPENSATION OF TRUSTEES

Each Independent Trustee receives an annual retainer, payable quarterly, based on the size of each Fund ($5,000 per fund for funds with more than $100 million in net assets and $4,000 per fund for funds with less than $100 million in net assets). The annual retainer is currently $41,000. In addition, each Independent Trustee receives a fee of $2,000 for attending each Board Meeting (except the Chairman of the Board receives an attendance fee of $3,000) and a fee of $1,000 for attending each Committee meeting (except the Committee Chair receives an attendance fee of $1,500 per Committee meeting). Any director, officer or employee of the Distributor or an investment adviser of the Trust does not receive any compensation from the Trust for serving as a Trustee and is considered to be an “interested trustee.” One Trustee who is considered to be an “interested trustee” due to his prior affiliation with the Distributor is compensated (“Compensated Interested Trustee”). The Compensated Interested Trustee receives the same annual retainer and board meeting fee as the Independent Trustees, but does not receive a committee meeting fee. The Trust reimburses the Independent Trustees and Compensated Interested Trustee for travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a

21

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of March 31, 2026, The Government Street Equity Fund had 26.6% of its net assets invested in securities within the Technology sector.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

22

THE GOVERNMENT STREET FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of The Government Street Funds and
Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Government Street Funds, comprising The Government Street Equity Fund and The Government Street Opportunities Fund (the “Funds”), each a series of Williamsburg Investment Trust, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting

23

THE GOVERNMENT STREET FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2026

24

THE GOVERNMENT STREET FUNDS
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreements

At a meeting held on November 18, 2025, the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreements with the Adviser on behalf of The Government Street Equity Fund and The Government Street Opportunities Fund (individually, a “Fund,” collectively, the “Funds”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreements.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements with respect to each Fund. In approving the continuance of the Investment Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreements.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreements. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of each Fund and its respective shareholders to continue the Investment Advisory Agreements, in their present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2025, including the Adviser’s views on the overall conditions of the economy, the

25

THE GOVERNMENT STREET FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

factors that may have influenced market sentiment, and specific stock selections. The Independent Trustees took into account the macro-economic considerations that are made by the Adviser in the Funds’ portfolio management process and its efforts to achieve sector diversification as a means for managing risk. The Independent Trustees also considered the long tenure of the Funds’ portfolio manager, the quality of the Adviser’s compliance and administrative services; the business reputation of the Adviser; and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of each Fund for the 1-year, 5-year, and 10-year periods ended September 30, 2025, compared to the Fund’s benchmark and a peer group of funds with similar investment objectives and strategies. The Independent Trustees noted that The Government Street Equity Fund outperformed its benchmark (the S&P 500® Index) during the 1-year, 3-year and 5-year periods ended September 30, 2025, but underperformed its benchmark over the 10-year period; and outperformed the median of its peer group (the Morningstar Large Cap Growth category) during the 1-year, 5-year and 10-year periods ended September 30, 2025. The Independent Trustees noted that The Government Street Opportunities Fund outperformed its benchmark (the S&P MidCap 400® Index) and peer group (Morningstar Mid-Cap Blend Peer Group) category during the 1-year, 5-year and 10-year periods ended September 30, 2025. The Independent Trustees noted that as of September 30, 2025, The Government Street Equity Fund had an overall 4-star Morningstar rating and The Government Street Opportunities Fund had an overall 5-star Morningstar rating.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreements, the Independent Trustees compared the advisory fees and overall expenses of each Fund with funds in a Morningstar category with similar investment objectives and strategies. The Independent Trustees noted that both the advisory fee and the total expense ratio for each Fund was higher than the median of similarly managed funds in its Morningstar peer category, but were mindful of the smaller size of the Funds in relation to their Morningstar peers. The Independent Trustees considered information about the Adviser’s financial stability and profitability with respect to each Fund, including the assumptions and methodology the Adviser used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Funds, but also the so-called “fallout” benefits to the Adviser.

Economies and Benefits of Scale

Given the current size of the Funds and their expected growth, the Independent Trustees did not believe it was relevant to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. However, the Independent Trustees noted that The Government

26

THE GOVERNMENT STREET FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Street Equity Fund’s advisory fee schedule contains a breakpoint that would reduce the advisory fee rate when the Fund’s assets increase to a specific level. The Independent Trustees also considered the “fallout” benefits to the Adviser for managing the Funds, but given the amounts involved, viewed these as secondary factors in their evaluation of the reasonableness of the advisory fees paid by the Funds.

Conclusions

Based on the consideration of the foregoing and such other information that was deemed relevant, the Independent Trustees concluded that: (i) both the short- and long-term performance of each Fund is satisfactory in comparison to the performance of its benchmark and peers, and the Adviser has provided quality services to the Funds; (ii) the advisory fees for each Fund, while higher than the median for similarly managed funds according to statistics derived from Morningstar, Inc., are reasonable in relation to the quality and level of services provided by the Adviser; (iii) the total operating expense ratio of each Fund, while higher than the median for similarly managed funds according to statistics derived from Morningstar, Inc., has not impacted the ability of the Funds’ to remain competitive with their benchmarks and peers; and (iv) the level of the Adviser’s profitability with respect to its management of each Fund is reasonable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2026 The Government Street Equity Fund and The Government Street Opportunities Fund designated $2,654,338 and $2,774,387 respectively, as long-term capital gain distributions.

Qualified Dividend Income — The Funds each designate 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction — Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualify under tax law. For the fiscal year ended March 31, 2026, 100% of each Fund’s ordinary income dividends qualifies for the corporate dividends received deduction.

27

The Government Street Funds

No-Load Mutual Funds

Investment Adviser

Leavell Investment Management, Inc.

210 St. Joseph Street

Mobile, AL 36602

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

1-866-738-1125

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, DC 20006

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave.,

Suite 800

Cleveland, OH 44115

Board of Trustees

Robert S. Harris, Ph.D., Chairman

John P. Ackerly, IV

George K. Jennison

Harris V. Morrissette

Elizabeth W. Robertson

Mark J. Seger

Portfolio Manager

Thomas W. Leavell

THE
JAMESTOWN
EQUITY FUND

No-Load Fund

Annual Financial Statements and Additional Information

March 31, 2026

Investment Adviser Lowe, Brockenbrough & Company, Inc. Richmond, Virginia

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026
COMMON STOCKS — 85.3%	Shares	Value
Communications — 12.5%
Alphabet, Inc. - Class C	15,287	$4,385,229
Booking Holdings, Inc.	250	1,052,580
Meta Platforms, Inc. - Class A	4,200	2,402,946
		7,840,755
Consumer Discretionary — 7.9%
Amazon.com, Inc. (a)	12,000	2,499,240
Home Depot, Inc. (The)	1,500	493,335
Lowe’s Companies, Inc.	2,700	637,956
TJX Companies, Inc. (The)	8,500	1,357,450
		4,987,981
Consumer Staples — 3.1%
PepsiCo, Inc.	2,800	434,812
Procter & Gamble Company (The)	4,850	700,534
Unilever plc - ADR	14,222	810,227
		1,945,573
Energy — 7.0%
Chevron Corporation	7,700	1,593,130
Exxon Mobil Corporation	7,500	1,272,450
SLB Ltd.	11,800	606,402
TotalEnergies SE	10,000	909,800
		4,381,782
Financials — 11.4%
Ameriprise Financial, Inc.	2,550	1,133,220
Chubb Ltd.	1,800	586,674
Goldman Sachs Group, Inc. (The)	1,400	1,184,386
JPMorgan Chase & Company	7,000	2,059,120
Morgan Stanley	7,100	1,168,447
PNC Financial Services Group, Inc. (The)	5,100	1,061,259
		7,193,106
Health Care — 5.5%
Amgen, Inc.	1,300	457,405
Elevance Health, Inc.	1,850	541,587
Merck & Company, Inc.	4,000	481,160
Pfizer, Inc.	27,510	772,481
Thermo Fisher Scientific, Inc.	1,800	884,754
UnitedHealth Group, Inc.	1,107	299,543
		3,436,930

1

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.3% (Continued)	Shares	Value
Industrials — 7.9%
Eaton Corporation plc	2,900	$1,037,243
Lockheed Martin Corporation	1,753	1,059,496
Norfolk Southern Corporation	3,500	1,004,500
RTX Corporation	6,100	1,176,690
Trane Technologies plc	1,600	666,784
		4,944,713
Real Estate — 1.3%
American Tower Corporation	4,710	812,852

Technology — 26.4%
Apple, Inc.	11,800	2,994,722
Applied Materials, Inc.	4,500	1,538,055
Broadcom, Inc.	6,400	1,980,864
Cisco Systems, Inc.	17,000	1,319,030
Microsoft Corporation	8,490	3,142,743
NVIDIA Corporation	22,363	3,900,107
Oracle Corporation	2,578	379,250
SAP SE - ADR	3,923	671,657
Visa, Inc. - Class A	2,095	633,193
		16,559,621
Utilities — 2.3%
Duke Energy Corporation	11,000	1,440,340

Total Common Stocks (Cost $18,386,408)		$53,543,653

EXCHANGE-TRADED FUNDS — 12.1%	Shares	Value
Invesco KBW Bank ETF	12,500	$989,000
iShares Expanded Tech-Software Sector ETF (a)	13,283	1,063,304
iShares Semiconductor ETF	4,200	1,380,372
State Street Health Care Select Sector SPDR ETF	12,500	1,832,625
Vanguard Information Technology ETF	3,350	2,337,362
Total Exchange-Traded Funds (Cost $3,784,500)		$7,602,663

2

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.7%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.53% (b) (Cost $1,663,700)	1,663,700	$1,663,700

Total Investments at Value — 100.1% (Cost $23,834,608)		$62,810,016

Liabilities in Excess of Other Assets — (0.1%)		(53,312)
Net Assets — 100.0%		$62,756,704

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

3

THE JAMESTOWN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
ASSETS
Investments in securities:
At cost	$23,834,608
At value (Note 2)	$62,810,016
Dividends receivable	30,327
Tax reclaims receivable	349
Other assets	4,056
TOTAL ASSETS	62,844,748

LIABILITIES
Distributions payable	8,709
Payable for capital shares redeemed	26,571
Accrued management fees (Note 4)	41,515
Payable to administrator (Note 4)	6,500
Other accrued expenses	4,749
TOTAL LIABILITIES	88,044

COMMITMENTS AND CONTINGENCIES (Note 6)	—

NET ASSETS	$62,756,704

Net assets consist of:
Paid-in capital	$22,568,189
Distributable earnings	40,188,515
Net assets	$62,756,704

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,733,786

Net asset value, offering price and redemption price per share (Note 2)	$36.20

See accompanying notes to financial statements.

4

THE JAMESTOWN EQUITY FUND
STATEMENT OF OPERATIONS
Year Ended March 31, 2026
INVESTMENT INCOME
Dividends	$1,011,248
Foreign withholding taxes on dividends (net of reclaims received)	(6,945)
TOTAL INVESTMENT INCOME	1,004,303

EXPENSES
Management fees (Note 4)	407,141
Administration fees (Note 4)	67,644
Trustees’ fees and expenses (Note 4)	26,781
Audit and tax services fees	18,207
Registration and filing fees	15,996
Compliance service fees (Note 4)	12,000
Shareholder reporting expense	8,453
Custodian and bank service fees	7,373
Shareholder servicing fees (Note 4)	6,932
Legal fees	6,248
Postage and supplies	4,392
Insurance expense	1,734
Other expenses	12,223
TOTAL EXPENSES	595,124

NET INVESTMENT INCOME	409,179

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains on investment transactions	3,864,261
Net realized losses on foreign currency transactions (Note 2)	(169)
Net change in unrealized appreciation (depreciation) on investments	6,718,698
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	10,582,790

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,991,969

See accompanying notes to financial statements.

5

THE JAMESTOWN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
FROM OPERATIONS
Net investment income	$409,179	$437,246
Net realized gains on investment transactions	3,864,261	3,221,549
Net realized losses on foreign currency transactions	(169)	—
Net change in unrealized appreciation (depreciation) on investments	6,718,698	421,590
Net change in net assets resulting from operations	10,991,969	4,080,385

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(4,991,615)	(3,473,592)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	531,928	1,165,008
Net asset value of shares issued in reinvestment of distributions to shareholders	4,356,171	3,236,166
Payments for shares redeemed	(3,441,341)	(3,547,713)
Net change in net assets from capital share transactions	1,446,758	853,461

TOTAL CHANGE IN NET ASSETS	7,447,112	1,460,254

NET ASSETS
Beginning of year	55,309,592	53,849,338
End of year	$62,756,704	$55,309,592

CAPITAL SHARE ACTIVITY
Shares sold	14,643	34,816
Shares reinvested	119,387	95,999
Shares redeemed	(93,003)	(105,072)
Net change in shares outstanding	41,027	25,743
Shares outstanding, beginning of year	1,692,759	1,667,016
Shares outstanding, end of year	1,733,786	1,692,759

See accompanying notes to financial statements.

6

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data for a Share Outstanding Throughout Each Year:
	Years Ended March 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$32.67	$32.30	$25.73	$31.43	$28.96

Income (loss) from investment operations:
Net investment income (a)	0.24	0.26	0.27	0.28	0.16
Net realized and unrealized gains (losses) on investments and foreign currencies	6.22	2.17	7.37	(2.38)	3.57
Total from investment operations	6.46	2.43	7.64	(2.10)	3.73

Less distributions from:
Net investment income	(0.24)	(0.26)	(0.27)	(0.28)	(0.16)
Net realized gains	(2.69)	(1.80)	(0.80)	(3.32)	(1.10)
Total distributions	(2.93)	(2.06)	(1.07)	(3.60)	(1.26)

Net asset value at end of year	$36.20	$32.67	$32.30	$25.73	$31.43

Total return (b)	19.91%	7.42%	30.48%	(5.89%)	12.91%

Net assets at end of year (000’s)	$62,757	$55,310	$53,849	$43,078	$50,191

Ratio of total expenses to average net assets (c)	0.95%	0.96%	1.01%	1.04%	0.96%

Ratio of net expenses to average net assets (c)(d)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets (a)(c)(d)	0.65%	0.76%	0.96%	1.08%	0.51%

Portfolio turnover rate	7%	6%	9%	6%	8%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(d)	Ratio was determined after voluntary management fee waivers by the Adviser and reimbursed expenses (Note 4).

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

1. Organization

The Jamestown Equity Fund (the “Fund”) is a diversified, no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of the Fund is long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting — The management team of Lowe, Brockenbrough & Company, Inc., d/b/a Brockenbrough (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Fund’s financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net

8

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the Adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of March 31, 2026, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,543,653	$—	$—	$53,543,653
Exchange-Traded Funds	7,602,663	—	—	7,602,663
Money Market Funds	1,663,700	—	—	1,663,700
Total	$62,810,016	$—	$—	$62,810,016

9

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the year ended March 31, 2026.

Foreign currency translation — Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

10

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended March 31, 2026 and 2025 was as follows:

Year	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions*
3/31/2026	$414,036	$4,581,543	$4,995,579
3/31/2025	$462,596	$3,000,356	$3,462,952

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

11

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of accumulated earnings at March 31, 2026 was as follows:

Tax cost of investments	$23,887,557
Gross unrealized appreciation	$39,771,341
Gross unrealized depreciation	(848,882)
Net unrealized appreciation	38,922,459
Undistributed ordinary income	7,930
Undistributed long-term capital gains	1,266,835
Distributions payable	(8,709)
Distributable earnings	$40,188,515

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally three years) of the Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended March 31, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended March 31, 2026.

Purchase of investment securities	$4,346,050
Proceeds from sales of investment securities	$7,188,071

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.65% of its average daily net assets up to $500 million and 0.55% of such assets in excess of $500 million. Certain officers of the Trust are also officers of the Adviser.

12

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has voluntarily agreed to limit the total annual operating expenses of the Fund to 0.95% of average daily net assets. Any management fee waivers needed are not subject to recapture in future periods. During the year ended March 31, 2026, the Adviser did not need to voluntarily waive any of its management fees because total expenses did not exceed the 0.95% limit.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS)” provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Compliance Consulting Agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan (the “Plan”), which allows the Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the year ended March 31, 2026, the Fund incurred fees of $6,932 under the Plan.

TRUSTEE COMPENSATION.

Each Independent Trustee receives an annual retainer, payable quarterly, based on the size of each Fund ($5,000 per fund for funds with more than $100 million in net assets and $4,000 per fund for funds with less than $100 million in net assets). The annual retainer is currently $41,000. In addition, each Independent Trustee receives a fee of $2,000 for attending each Board Meeting (except the Chairman of the Board receives an attendance fee of $3,000) and a fee of $1,000 for attending each Committee meeting (except the Committee Chair receives an attendance fee of $1,500 per Committee meeting). Any director, officer or employee of the Distributor or any investment adviser of the Trust does not receive any compensation from the Trust for serving as a Trustee and is considered to be an “interested trustee.” One Trustee who is considered to be an “interested trustee” due to his prior affiliation with the Distributor is compensated (“Compensated Interested Trustee”). The Compensated Interested Trustee receives the same annual retainer and board meeting fee as the Independent Trustees, but does not receive a committee meeting fee. The Trust reimburses the Independent Trustees and Compensated Interested Trustee for travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

13

THE JAMESTOWN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting. As of March 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of March 31, 2026, the Fund had 34.0% of the value of its net assets invested in common stocks and ETFs within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

THE JAMESTOWN EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Jamestown Equity Fund and
Board of Trustees of Williamsburg Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Jamestown Equity Fund (the “Fund”), a series of Williamsburg Investment Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 26, 2026

15

THE JAMESTOWN EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 18, 2025, the Board of Trustees, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreement with the Adviser on behalf of The Jamestown Equity Fund (the “Fund”) for an additional one-year period. Below is a discussion of the factors considered by the Board of Trustees along with the conclusions that formed the basis for the Board’s approval of the continuation of the Investment Advisory Agreement.

Prior to the Board meeting, the Adviser provided materials in response to a request from counsel to the Independent Trustees for various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreement with respect to the Fund. In approving the continuance of the Investment Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. During a meeting of the Governance, Nomination, Compensation and Qualified Legal Compliance Committee held prior to the Board meeting, the Independent Trustees met with experienced independent legal counsel, outside the presence of representatives of the Adviser, to review a memorandum from counsel describing the legal standards to be applied in their considerations, as well as the proposal to renew the Investment Advisory Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the continuance of the Investment Advisory Agreement. Rather the Independent Trustees concluded, after weighing and balancing the factors described below, that it was in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement, in its present form, for an additional one-year period.

Nature, Extent and Quality of Services

The Independent Trustees’ evaluation of the nature, extent and quality of the Adviser’s services took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the twelve-month period ended September 30, 2025 (the “Year”), including the Adviser’s views on the overall conditions of the economy and the markets, as well as the factors that may have influenced the Adviser’s portfolio weightings and specific stock selections. The Independent Trustees took into account the valuation considerations and earnings-driven investment process that is used by the Adviser in the selection of large-cap securities and the

16

THE JAMESTOWN EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

ability of the Adviser to effectively weigh the Fund’s mega-cap technology stocks and AI-related beneficiaries, while managing its risk characteristics though security and sector diversification. The Independent Trustees also considered the experience of the Fund’s portfolio managers; the quality of the Adviser’s compliance and administrative services; the business reputation of the Adviser; and the Adviser’s financial resources.

Investment Performance

The Independent Trustees considered the performance of the Fund for the 1-year, 3-year, 5-year, and 10-year periods ended September 30, 2025, compared to the Fund’s benchmark (the S&P 500® Index) and peer group average of funds with similar investment objectives and strategies (the Morningstar Large Cap Blend Peer Group Category). The Independent Trustees noted that the Fund exceeded the performance of the Morningstar Large Cap Blend Peer Group Category over all of the aforementioned reporting periods and exceeded the performance of the S&P 500® Index over the 5-year period, but placed slightly below the S&P 500® Index for the 1-year and 10-year periods. The Independent Trustees compared the performance of the Fund with the returns of the Adviser’s comparable privately managed account and noted that the Fund placed above the returns of the privately managed account over all of the aforementioned reporting periods. The Independent Trustees noted that as of September 30, 2025, the Fund had an 4-star Morningstar rating overall and a five-star rating for its five-year performance results.

Fees and Expense Ratios

In reviewing the fees payable under the Investment Advisory Agreement, the Independent Trustees compared the advisory fees and overall expenses of the Fund (both before and after voluntary advisory fee waivers) with those of funds in the Morningstar Large Cap Blend category. The Independent Trustees noted that both the advisory fee and projected total expense ratio for the Fund were higher than the average of the Morningstar Large Cap Blend category but were mindful of the voluntary advisory fee waivers that had been made by the Adviser and the smaller size of the Fund in relation to its Morningstar peers. The Independent Trustees considered information about the Adviser’s financial stability and profitability with respect to the Fund, including the assumptions and methodology the Adviser used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Independent Trustees considered not only the fees paid by the Fund, but also the so-called “fallout” benefits to the Adviser.

Economies and Benefits of Scale

Given the current size of the Fund and its expected growth, the Independent Trustees did not believe that it was relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. However, the Independent Trustees noted that the Fund’s advisory fee schedule contains a breakpoint that would reduce the advisory fee rate when the Fund’s assets increase to a specific level. The Independent Trustees also considered the “fallout” benefits to the Adviser for managing the Fund, but given the amounts involved, viewed these as secondary factors in their evaluation of the reasonableness of the Fund’s advisory fees.

17

THE JAMESTOWN EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

Conclusions

Based on the consideration of the foregoing and other information that was deemed relevant, the Independent Trustees concluded that: (i) both the short- and long-term performance of the Fund is satisfactory in comparison to the performance of its benchmark and peers, and the Adviser has provided quality services to the Fund; (ii) the advisory fee for the Fund, while higher than the average for similarly managed funds according to statistics derived from Morningstar, Inc., is reasonable in relation to the quality and level of services provided by the Adviser; (iii) the total operating expense ratio of the Fund, while higher than the average Morningstar Large Cap Blend Peer Group Category average, has not impacted the ability of the Fund to remain competitive with the S&P 500® Index; (iv) the Adviser’s commitment to limit the overall operating expenses of the Fund by voluntarily waiving a portion of its investment advisory fees has enabled the Fund to increase returns for shareholders; and (v) the level of the Adviser’s profitability with respect to its management of the Fund is reasonable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended March 31, 2026, the Fund designated $4,581,543 as long-term capital gain distributions.

Qualified Dividend Income — The Fund designates 100% of its ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction — Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distributions that qualify under tax law. For the fiscal year ended March 31, 2026, 100% of the Fund’s ordinary income dividends qualifies for the corporate dividends received deduction.

18

THE JAMESTOWN EQUITY FUND www.jamestownfunds.com

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
d/b/a Brockenbrough
920 Libbie Ave
Suite 201
Richmond, Virginia 23226

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave
Suite 800
Cleveland, Ohio 44115

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
John P. Ackerly, IV
George K. Jennison
Robert S. Harris, Ph.D.
Harris V. Morrissette
Elizabeth W. Robertson
Mark J. Seger

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Governance, Nominating, Compensation and QLCC Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics is filed herewith.

(a)(2) Not applicable.

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David K. James
David James, Secretary

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President & Principal Executive Officer
(The Government Street Equity Fund, The Government Street Opportunities Fund)

Date	June 3, 2026

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President & Principal Executive Officer
(The Jamestown Equity Fund)

Date	June 3, 2026

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President & Principal Executive Officer
(The Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, the Davenport Balanced Income Fund and the Davenport Insider Buying Fund)

Date	June 3, 2026

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Financial Officer

Date	June 3, 2026

*	Print the name and title of each signing officer under his or her signature.